                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI              64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)            (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                    ----------------------------

Date of fiscal year end:      07-31
                          ------------------------------------------------------

Date of reporting period:     07-31-2006
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments livestrong portfolios logo]

LIVESTRONG™ PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS

Annual Report

LIVESTRONG Income Portfolio
LIVESTRONG 2015 Portfolio
LIVESTRONG 2025 Portfolio
LIVESTRONG 2035 Portfolio
LIVESTRONG 2045 Portfolio

[photo of man with glasses and book]

JULY 31, 2006

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

LIVESTRONG PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for LIVESTRONG Portfolios from American Century Investments for the year ended July 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's strategic collaboration with Lance
Armstrong and the Lance Armstrong Foundation (LAF). Our campaign, featuring
Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides this exciting collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

LIVESTRONG Portfolios - Performance

TOTAL RETURNS AS OF JULY 31, 2006
                                                --------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                    SINCE          INCEPTION
                                1 YEAR            INCEPTION           DATE
--------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                   2.99%              5.79%            8/31/04
--------------------------------------------------------------------------------
Institutional Class              3.20%              5.99%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                    2.83%              5.54%            8/31/04
--------------------------------------------------------------------------------
R Class                          2.48%              5.24%            8/31/04
--------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                   4.46%              8.12%            8/31/04
--------------------------------------------------------------------------------
Institutional Class              4.67%              8.31%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                    4.22%              7.84%            8/31/04
--------------------------------------------------------------------------------
R Class                          4.05%              7.61%            8/31/04
--------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                   5.48%              9.89%            8/31/04
--------------------------------------------------------------------------------
Institutional Class              5.77%             10.13%            8/31/04
--------------------------------------------------------------------------------
Advisor Class                    5.30%              9.64%            8/31/04
--------------------------------------------------------------------------------
R Class                          4.95%              9.36%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)            5.14%             11.13%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)               1.46%              2.24%              --
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. © 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of July 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

LIVESTRONG Portfolios - Performance

TOTAL RETURNS AS OF JULY 31, 2006
                                                --------------
                                                AVERAGE ANNUAL
                                                    RETURNS
--------------------------------------------------------------------------------
                                                     SINCE          INCEPTION
                                 1 YEAR            INCEPTION           DATE
--------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                    6.45%             11.50%            8/31/04
--------------------------------------------------------------------------------
 Institutional Class              6.66%             11.75%            8/31/04
--------------------------------------------------------------------------------
 Advisor Class                    6.10%             11.21%            8/31/04
--------------------------------------------------------------------------------
 R Class                          5.93%             10.97%            8/31/04
--------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR CLASS                    6.76%             12.24%            8/31/04
--------------------------------------------------------------------------------
 Institutional Class              6.96%             12.48%            8/31/04
--------------------------------------------------------------------------------
 Advisor Class                    6.51%             11.96%            8/31/04
--------------------------------------------------------------------------------
 R Class                          6.24%             11.72%            8/31/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)             5.14%             11.13%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)                1.46%              2.24%              --
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. © 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of July 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

LIVESTRONG Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF LIVESTRONG INCOME PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF LIVESTRONG 2015 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

LIVESTRONG Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF LIVESTRONG 2025 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF LIVESTRONG 2035 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

LIVESTRONG Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF LIVESTRONG 2045 PORTFOLIO -- INVESTOR CLASS

$10,000 investment made August 31, 2004

* From 8/31/04, the Investor Class's inception date. Not annualized.

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended July 31

--------------------------------------------------------------------------------
                                                             2005*      2006
--------------------------------------------------------------------------------
LIVESTRONG Income Portfolio -- Investor Class                8.14%      2.99%
--------------------------------------------------------------------------------
LIVESTRONG 2015 Portfolio -- Investor Class                 11.17%      4.46%
--------------------------------------------------------------------------------
LIVESTRONG 2025 Portfolio -- Investor Class                 13.57%      5.48%
--------------------------------------------------------------------------------
LIVESTRONG 2035 Portfolio -- Investor Class                 15.71%      6.45%
--------------------------------------------------------------------------------
LIVESTRONG 2045 Portfolio -- Investor Class                 16.86%      6.76%
--------------------------------------------------------------------------------
Russell 3000 Index                                          16.43%      5.14%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                         2.83%      1.46%
--------------------------------------------------------------------------------

* From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

The five LIVESTRONG Portfolios posted positive returns for the year ended July
31, 2006, due mostly to positive performances in domestic and international stock markets. Returns from international stocks--especially emerging markets--were the biggest contributors to the funds' gains, while domestic bond market returns added only modestly to returns. LIVESTRONG Portfolios' one-year returns ranged from 2.99%* for LIVESTRONG Income Portfolio, which is heavily weighted toward bonds, to 6.76% for LIVESTRONG 2045 Portfolio, which had roughly
85% of its assets in international and domestic stocks as of July 31, 2006.
Because of the funds' broad exposure to a variety of asset classes and investment styles, a review of the performances of the various financial markets helps explain each LIVESTRONG Portfolio's return.

STOCK MARKET REVIEW

In spite of rising interest rates and spiraling fuel costs, U.S. corporations generally enjoyed strong earnings growth, helping most of the major indices post gains for the year. The large-cap Russell 1000 Index outperformed the small-cap
Russell 2000 Index, but both trailed the Russell Midcap Index. Investors favored value stocks, which outstripped growth stocks by a wide margin in large-, medium-, and small-cap arenas. For example, the Russell 1000 Growth Index returned

MARKET INDEX TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                                1 YEAR
--------------------------------------------------------------------------------
U.S. STOCKS
-------------------------------------------------------
  Russell 1000 Index(1)                                          5.23%
-------------------------------------------------------------------------------
  Russell Midcap Index(1)                                        5.60%
-------------------------------------------------------------------------------
  Russell 2000 Index(1)                                          4.24%
-------------------------------------------------------------------------------
INTERNATIONAL STOCKS
-------------------------------------------------------
  MSCI EAFE Index                                               24.01%
-------------------------------------------------------------------------------
  MSCI Emerging Markets Index                                   28.82%
-------------------------------------------------------------------------------
U.S. FIXED INCOME
-------------------------------------------------------
  Lehman Brothers U.S. Aggregate Index(1)                        1.46%
-------------------------------------------------------------------------------
  10-Year U.S. Treasury Note                                    -2.00%
-------------------------------------------------------------------------------
  90-Day U.S. Treasury Bill Index(1)                             4.16%
-------------------------------------------------------------------------------
INTERNATIONAL BONDS
-------------------------------------------------------
  Citigroup Non-U.S. World Government Bond Index                 1.57%
-------------------------------------------------------------------------------
(1) Data provided by Lipper Inc. -- A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

*All LIVESTRONG Portfolio returns referenced in this commentary are for Investor
Class shares.

(continued)

------

LIVESTRONG Portfolios - Portfolio Commentary

-0.76%, while the Russell 1000 Value Index gained 11.59%.

Foreign stock market returns were significantly higher than those of their U.S.
counterparts, with emerging market stocks offering the highest returns overall.
European stocks posted healthy returns, as companies were boosted by strong global demand. Japanese stocks did even better as the country's economy continued to improve.

BOND MARKET REVIEW

The broad U.S. bond market -- as represented by the Lehman Brothers U.S.
Aggregate Index -- managed a small positive total return as price declines were offset by coupon payments. Yields rose across the Treasury yield curve as the
Federal Reserve raised short-term interest rates eight times, moving the federal funds rate target from 3.25% to 5.25%. Yields rose more at the short end of the curve than the long end, "flattening" the curve, and even inverting it periodically. A yield-curve inversion occurs when shorter-maturity yields are higher than longer-maturity yields. Very short-term Treasurys, high-yield corporate securities, and mortgage-backed securities were among the best performers, while longer-term Treasurys had negative returns for the period.
Money market rates rose significantly as the Fed pushed interest rates higher.

Foreign bonds had flat to negative returns in local currency terms, but the dollar's weakness versus the euro and other major foreign currencies in the first half of 2006 pushed some returns for U.S. investors into positive territory. Japanese bond returns didn't get this boost in dollar terms, since the dollar rose 2% versus the yen during the year. But the dollar fell about 5%
versus the euro and around 6% versus the British pound for the year ended July
31, 2006.

PORTFOLIO STRATEGY

LIVESTRONG Income Portfolio seeks current income, with capital appreciation as a secondary objective. The four target-year LIVESTRONG Portfolios seek the highest total return consistent with their particular asset mix. Each LIVESTRONG
Portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation.
We will adjust each LIVESTRONG Portfolio's target asset allocation annually. In general (with the exception of LIVESTRONG Income Portfolio) LIVESTRONG
Portfolios' allocation to stocks will decrease and their allocations to bonds and cash will increase each year until each fund's target year is reached. At that time, its asset mix will become fixed and match that of LIVESTRONG Income
Portfolio.

Given the strong performance of international stocks, the higher-risk funds among LIVESTRONG Portfolios' underlying funds offered the highest returns during the year. American Century Emerging Markets (38.38%) and American Century
International Growth (21.18%) were the top-performing funds among LIVESTRONG
Portfolios' basket of mutual fund investments. American Century Large Company
Value (8.79%) was the top-performing domestic stock fund among LIVESTRONG
Portfolios' basket of funds.

(continued)

------

LIVESTRONG Portfolios - Portfolio Commentary

As is typical with lower-risk, higher-quality investments, bond fund returns were more modest. American Century's Premium Money Market returned 4.10%, aided by rising short-term interest rates, helping the money market fund outperform the bond funds among LIVESTRONG Portfolios' underlying investments. American
Century High-Yield (2.98%) and American Century International Bond (2.89%) were the best performers among LIVESTRONG Portfolios' bond funds, the first reflecting high-yield corporate bonds' relatively good performance for the period, and the second reflecting the dollar's weakness versus the euro and the
British pound.

The returns of each LIVESTRONG Portfolio were consistent with their respective asset mixes. Those with the highest allocations in foreign stocks (LIVESTRONG
2035 Portfolio and LIVESTRONG 2045 Portfolio) offered the strongest returns, while the LIVESTRONG Portfolios with more conservative asset allocations offered more modest returns.

TYPES OF INVESTMENTS IN LIVESTRONG PORTFOLIOS AS A % OF NET ASSETS AS OF JULY
31, 2006

--------------------------------------------------------------------------------
                  LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG
                    INCOME       2015         2025         2035         2045
                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------
EQUITY
---------------
  Large Cap
  Blend           13.2%        12.4%        12.6%        14.3%        15.3%
--------------------------------------------------------------------------------
  Large Cap
  Value           11.3%        11.5%        12.4%        14.6%        15.7%
--------------------------------------------------------------------------------
  Large Cap
  Growth           6.5%         9.0%        12.2%        14.2%        15.1%
--------------------------------------------------------------------------------
  Large Cap
  Blend --
  International    5.3%         6.8%         9.7%        10.4%         9.9%
--------------------------------------------------------------------------------
  Large Cap
  Growth --
  International      --         2.1%         3.3%         5.2%         6.8%
--------------------------------------------------------------------------------
  Mid Cap
  Growth           2.5%         4.3%         5.3%         7.0%         7.5%
--------------------------------------------------------------------------------
  Mid Cap
  Value            4.0%         5.2%         5.2%         6.9%         7.3%
--------------------------------------------------------------------------------
  Small Cap
  Value            2.0%         2.2%         3.9%         3.9%         4.6%
--------------------------------------------------------------------------------
  Real Estate      1.0%         1.5%         2.0%         2.5%         3.0%
--------------------------------------------------------------------------------
TOTAL EQUITY      45.8%        55.0%        66.6%        79.0%        85.2%
--------------------------------------------------------------------------------
FIXED INCOME
---------------
  Investment
  Grade           33.6%        30.9%        25.1%        18.4%        13.4%
--------------------------------------------------------------------------------
  High-Yield       3.7%         3.4%         2.8%         2.0%         1.4%
--------------------------------------------------------------------------------
  International    6.9%         5.1%         0.5%           --           --
--------------------------------------------------------------------------------
TOTAL
FIXED-INCOME      44.2%        39.4%        28.4%        20.4%        14.8%
--------------------------------------------------------------------------------
MONEY MARKET       9.8%         5.4%         4.9%         0.5%           --
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES    0.2%         0.2%         0.1%         0.1%        --(1)
--------------------------------------------------------------------------------
(1) Category is less than 0.05% of total net assets.

(continued)

------

LIVESTRONG Portfolios - Portfolio Commentary

An investment in LIVESTRONG Portfolios entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of
LIVESTRONG Portfolios' shares will fluctuate over time.

UNDERLYING FUND ALLOCATIONS -- INSTITUTIONAL CLASS AS A % OF NET ASSETS AS OF
JULY 31, 2006

--------------------------------------------------------------------------------
                  LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG
                    INCOME       2015         2025         2035         2045
                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------
NT Equity
Growth Fund         13.2%        12.4%        12.6%        14.3%        15.3%
--------------------------------------------------------------------------------
NT Growth
Fund                 6.5%         9.0%        12.2%        14.2%        15.1%
--------------------------------------------------------------------------------
NT Large
Company
Value Fund          11.3%        11.5%        12.4%        14.6%        15.7%
--------------------------------------------------------------------------------
NT Mid Cap
Value Fund           4.0%         5.2%         5.2%         6.9%         7.3%
--------------------------------------------------------------------------------
NT Small
Company Fund         2.0%         2.2%         3.9%         3.9%         4.6%
--------------------------------------------------------------------------------
NT Vista Fund        2.5%         4.3%         5.3%         7.0%         7.5%
--------------------------------------------------------------------------------
Real Estate
Fund                 1.0%         1.5%         2.0%         2.5%         3.0%
--------------------------------------------------------------------------------
NT Emerging
Markets Fund           --         2.1%         3.3%         5.2%         6.8%
--------------------------------------------------------------------------------
NT International
Growth Fund          5.3%         6.8%         9.7%        10.4%         9.9%
--------------------------------------------------------------------------------
High-Yield Fund      3.7%         3.4%         2.8%         2.0%         1.4%
--------------------------------------------------------------------------------
Inflation-
Adjusted
Bond Fund            7.5%         6.9%         5.6%         4.0%         2.9%
--------------------------------------------------------------------------------
International
Bond Fund            6.9%         5.1%         0.5%           --           --
--------------------------------------------------------------------------------
NT Diversified
Bond Fund           26.1%        24.0%        19.5%        14.4%        10.5%
--------------------------------------------------------------------------------
Premium Money
Market Fund*         9.8%         5.4%         4.9%         0.5%           --
--------------------------------------------------------------------------------
Other Assets
and Liabilities      0.2%         0.2%         0.1%         0.1%        --(1)
--------------------------------------------------------------------------------
*Investor Class

(1) Category is less than 0.05% of total net assets.

------

LIVESTRONG Portfolios - Schedule of Investments

JULY 31, 2006

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.8%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 40.5%
--------------------------------------------------------------------------------
   466,081  NT Equity Growth Fund
            Institutional Class                                  $  4,604,880
--------------------------------------------------------------------------------
   235,532  NT Growth Fund
            Institutional Class(2)                                  2,275,239
--------------------------------------------------------------------------------
   388,517  NT Large Company Value
            Fund Institutional Class                                3,916,251
--------------------------------------------------------------------------------
   141,077  NT Mid Cap Value Fund
            Institutional Class                                     1,379,733
--------------------------------------------------------------------------------
    75,409  NT Small Company Fund
            Institutional Class                                       687,730
--------------------------------------------------------------------------------
   100,680  NT Vista Fund
            Institutional Class(2)                                    881,957
--------------------------------------------------------------------------------
    12,122  Real Estate Fund Institutional Class                      356,387
--------------------------------------------------------------------------------
                                                                   14,102,177
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 37.3%
--------------------------------------------------------------------------------
   205,631  High-Yield Fund Institutional Class                     1,287,250
--------------------------------------------------------------------------------
   243,667  Inflation-Adjusted Bond Fund
            Institutional Class                                     2,597,490
--------------------------------------------------------------------------------
   901,183  NT Diversified Bond Fund
            Institutional Class                                     9,074,921
--------------------------------------------------------------------------------
                                                                   12,959,661
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 9.8%
--------------------------------------------------------------------------------
 3,405,795  Premium Money Market Fund
            Investor Class                                          3,405,795
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 6.9%
--------------------------------------------------------------------------------
   177,722  International Bond Fund
            Institutional Class                                     2,417,019
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 5.3%
--------------------------------------------------------------------------------
   196,623  NT International Growth
            Fund Institutional Class(2)                             1,832,526
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $34,906,616)                                                 34,717,178
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                    68,453
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $34,785,631
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.8%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 46.1%
--------------------------------------------------------------------------------
 1,380,570  NT Equity Growth Fund
            Institutional Class                                 $  13,640,032
--------------------------------------------------------------------------------
 1,024,610  NT Growth Fund
            Institutional Class(2)                                  9,897,733
--------------------------------------------------------------------------------
 1,248,519  NT Large Company Value
            Fund Institutional Class                               12,585,072
--------------------------------------------------------------------------------
   581,803  NT Mid Cap Value Fund
            Institutional Class                                     5,690,033
--------------------------------------------------------------------------------
   266,651  NT Small Company Fund
            Institutional Class                                     2,431,857
--------------------------------------------------------------------------------
   537,679  NT Vista Fund
            Institutional Class(2)                                  4,710,068
--------------------------------------------------------------------------------
    55,301  Real Estate Fund
            Institutional Class                                     1,625,849
--------------------------------------------------------------------------------
                                                                   50,580,644
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 34.3%
--------------------------------------------------------------------------------
   595,761  High-Yield Fund
            Institutional Class                                     3,729,464
--------------------------------------------------------------------------------
   706,080  Inflation-Adjusted Bond
            Fund Institutional Class                                7,526,813
--------------------------------------------------------------------------------
 2,622,086  NT Diversified Bond Fund
            Institutional Class                                    26,404,395
--------------------------------------------------------------------------------
                                                                   37,660,672
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 8.9%
--------------------------------------------------------------------------------
   253,841  NT Emerging Markets Fund
            Institutional Class(2)                                  2,335,337
--------------------------------------------------------------------------------
   802,143  NT International Growth
            Fund Institutional Class(2)                             7,475,973
--------------------------------------------------------------------------------
                                                                    9,811,310
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 5.4%
--------------------------------------------------------------------------------
 5,894,217  Premium Money Market
            Fund Investor Class                                     5,894,217
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 5.1%
--------------------------------------------------------------------------------
   415,182  International Bond Fund
            Institutional Class                                     5,646,475
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $110,915,415)                                               109,593,318
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                   184,932
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $109,778,250
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------

LIVESTRONG Portfolios - Schedule of Investments

JULY 31, 2006

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 53.6%
--------------------------------------------------------------------------------
 1,937,538  NT Equity Growth Fund
            Institutional Class                                 $  19,142,875
--------------------------------------------------------------------------------
 1,917,716  NT Growth Fund
            Institutional Class(2)                                 18,525,137
--------------------------------------------------------------------------------
 1,869,552  NT Large Company Value
            Fund Institutional Class                               18,845,084
--------------------------------------------------------------------------------
   799,340  NT Mid Cap Value Fund
            Institutional Class                                     7,817,545
--------------------------------------------------------------------------------
   651,704  NT Small Company Fund
            Institutional Class                                     5,943,540
--------------------------------------------------------------------------------
   913,828  NT Vista Fund Institutional Class(2)                    8,005,133
--------------------------------------------------------------------------------
   102,308  Real Estate Fund
            Institutional Class                                     3,007,855
--------------------------------------------------------------------------------
                                                                   81,287,169
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 27.9%
--------------------------------------------------------------------------------
   677,982  High-Yield Fund Institutional Class                     4,244,167
--------------------------------------------------------------------------------
   796,775  Inflation-Adjusted Bond Fund
            Institutional Class                                     8,493,622
--------------------------------------------------------------------------------
 2,928,445  NT Diversified Bond Fund
            Institutional Class                                    29,489,456
--------------------------------------------------------------------------------
                                                                   42,227,245
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 13.0%
--------------------------------------------------------------------------------
   550,499  NT Emerging Markets
            Fund Institutional Class(2)                             5,064,591
--------------------------------------------------------------------------------
 1,571,037  NT International Growth Fund
            Institutional Class(2)                                 14,642,065
--------------------------------------------------------------------------------
                                                                   19,706,656
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 4.9%
--------------------------------------------------------------------------------
 7,362,225  Premium Money Market
            Fund Investor Class                                     7,362,225
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 0.5%
--------------------------------------------------------------------------------
    54,841  International Bond Fund
            Institutional Class                                       745,838
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $154,080,485)                                               151,329,133
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                   220,418
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $151,549,551
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 99.9%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 63.4%
--------------------------------------------------------------------------------
   998,380  NT Equity Growth Fund
            Institutional Class                                 $   9,863,994
--------------------------------------------------------------------------------
 1,008,391  NT Growth Fund
            Institutional Class(2)                                  9,741,057
--------------------------------------------------------------------------------
 1,000,250  NT Large Company Value
            Fund Institutional Class                               10,082,521
--------------------------------------------------------------------------------
   481,782  NT Mid Cap Value Fund
            Institutional Class                                     4,711,828
--------------------------------------------------------------------------------
   294,609  NT Small Company Fund
            Institutional Class                                     2,686,834
--------------------------------------------------------------------------------
   550,757  NT Vista Fund Institutional Class(2)                    4,824,631
--------------------------------------------------------------------------------
    58,093  Real Estate Fund
            Institutional Class                                     1,707,934
--------------------------------------------------------------------------------
                                                                   43,618,799
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 20.4%
--------------------------------------------------------------------------------
   216,648  High-Yield Fund
            Institutional Class                                     1,356,216
--------------------------------------------------------------------------------
   259,945  Inflation-Adjusted Bond
            Fund Institutional Class                                2,771,014
--------------------------------------------------------------------------------
   982,924  NT Diversified Bond Fund
            Institutional Class                                     9,898,049
--------------------------------------------------------------------------------
                                                                   14,025,279
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 15.6%
--------------------------------------------------------------------------------
   394,918  NT Emerging Markets
            Fund Institutional Class(2)                             3,633,246
--------------------------------------------------------------------------------
   767,610  NT International Growth
            Fund Institutional Class(2)                             7,154,125
--------------------------------------------------------------------------------
                                                                   10,787,371
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.5%
--------------------------------------------------------------------------------
   332,790  Premium Money Market
            Fund Investor Class                                       332,790
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $70,244,821)                                                 68,764,239
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                    64,593
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $68,828,832
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------

LIVESTRONG Portfolios - Schedule of Investments

JULY 31, 2006

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) -- 100.0%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 68.5%
--------------------------------------------------------------------------------
   622,511  NT Equity Growth Fund
            Institutional Class                                 $   6,150,409
--------------------------------------------------------------------------------
   628,776  NT Growth Fund
            Institutional Class(2)                                  6,073,976
--------------------------------------------------------------------------------
   623,017  NT Large Company Value
            Fund Institutional Class                                6,280,012
--------------------------------------------------------------------------------
   300,760  NT Mid Cap Value Fund
            Institutional Class                                     2,941,433
--------------------------------------------------------------------------------
   203,767  NT Small Company Fund
            Institutional Class                                     1,858,355
--------------------------------------------------------------------------------
   343,690  NT Vista Fund
            Institutional Class(2)                                  3,010,724
--------------------------------------------------------------------------------
    40,745  Real Estate Fund
            Institutional Class                                     1,197,903
--------------------------------------------------------------------------------
                                                                   27,512,812
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 16.7%
--------------------------------------------------------------------------------
   299,005  NT Emerging Markets Fund
            Institutional Class(2)                                  2,750,846
--------------------------------------------------------------------------------
   424,763  NT International Growth
            Fund Institutional Class(2)                             3,958,791
--------------------------------------------------------------------------------
                                                                    6,709,637
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 14.8%
--------------------------------------------------------------------------------
    92,365  High-Yield Fund Institutional Class                       578,205
--------------------------------------------------------------------------------
   109,499  Inflation-Adjusted Bond Fund
            Institutional Class                                     1,167,259
--------------------------------------------------------------------------------
   416,572  NT Diversified Bond Fund
            Institutional Class                                     4,194,872
--------------------------------------------------------------------------------
                                                                    5,940,336
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $41,024,376)                                                 40,162,785
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                        12,077
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $40,174,862
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 5 in Notes to Financial Statements.)

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses,

(continued)

------

Shareholder Fee Examples (Unaudited)

which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                                               EFFECTIVE
                   BEGINNING     ENDING     EXPENSES PAID                    EXPENSES PAID      EFFECTIVE
                   ACCOUNT      ACCOUNT    DURING PERIOD(1)   ANNUALIZED    DURING PERIOD(2)    ANNUALIZED
                     VALUE       VALUE        2/1/06 --        EXPENSE         2/1/06 --         EXPENSE
                    2/1/06      7/31/06        7/31/06         RATIO(1)         7/31/06          RATIO(2)
----------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,005.00        $0.99           0.20%            $3.78            0.76%
----------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,006.10        $0.00        0.00%(3)            $2.79            0.56%
----------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,004.70        $2.24           0.45%            $5.02            1.01%
----------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,002.50        $3.48           0.70%            $6.26            1.26%
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,023.80        $1.00           0.20%            $3.81            0.76%
----------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,024.79        $0.00        0.00%(3)            $2.81            0.56%
----------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,022.56        $2.26           0.45%            $5.06            1.01%
----------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,021.32        $3.51           0.70%            $6.31            1.26%
----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(continued)

------

Shareholder Fee Examples (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                   BEGINNING      ENDING     EXPENSES PAID                    EXPENSES PAID       EFFECTIVE
                    ACCOUNT      ACCOUNT    DURING PERIOD(1)   ANNUALIZED    DURING PERIOD(2)     ANNUALIZED
                     VALUE        VALUE        2/1/06 -         EXPENSE          2/1/06 -          EXPENSE
                     2/1/06      7/31/06        7/31/06         RATIO(1)          7/31/06          RATIO(2)
------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,001.80        $0.99            0.20%             $4.02            0.81%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,002.70        $0.00         0.00%(3)             $3.03            0.61%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,000.00        $2.23            0.45%             $5.26            1.06%
------------------------------------------------------------------------------------------------------------
R Class             $1,000       $999.10        $3.47            0.70%             $6.49            1.31%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,023.80        $1.00            0.20%             $4.06            0.81%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,024.79        $0.00         0.00%(3)             $3.06            0.61%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,022.56        $2.26            0.45%             $5.32            1.06%
------------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,021.32        $3.51            0.70%             $6.57            1.31%
------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000       $996.50        $0.99            0.20%             $4.26            0.86%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000       $998.30        $0.00         0.00%(3)             $3.27            0.66%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000       $995.70        $2.23            0.45%             $5.49            1.11%
------------------------------------------------------------------------------------------------------------
R Class             $1,000       $994.80        $3.46            0.70%             $6.73            1.36%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,023.80        $1.00            0.20%             $4.32            0.86%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,024.79        $0.00         0.00%(3)             $3.31            0.66%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,022.56        $2.26            0.45%             $5.57            1.11%
------------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,021.32        $3.51            0.70%             $6.82            1.36%
------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(continued)

------

Shareholder Fee Examples (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                                EFFECTIVE
                   BEGINNING      ENDING     EXPENSES PAID                    EXPENSES PAID       EFFECTIVE
                    ACCOUNT      ACCOUNT    DURING PERIOD(1)   ANNUALIZED    DURING PERIOD(2)     ANNUALIZED
                     VALUE        VALUE        2/1/06 -         EXPENSE          2/1/06 -          EXPENSE
                     2/1/06      7/31/06        7/31/06         RATIO(1)          7/31/06          RATIO(2)
------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000       $994.10          $0.99           0.20%             $4.50            0.91%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000       $995.80          $0.00        0.00%(3)             $3.51            0.71%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000       $992.40          $2.22           0.45%             $5.73            1.16%
------------------------------------------------------------------------------------------------------------
R Class             $1,000       $991.60          $3.46           0.70%             $6.96            1.41%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,023.80          $1.00           0.20%             $4.57            0.91%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,024.79          $0.00        0.00%(3)             $3.56            0.71%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,022.56          $2.26           0.45%             $5.82            1.16%
------------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,021.32          $3.51           0.70%             $7.07            1.41%
------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000       $992.50          $0.99           0.20%             $4.64            0.94%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000       $993.40          $0.00        0.00%(3)             $3.66            0.74%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000       $990.90          $2.22           0.45%             $5.87            1.19%
------------------------------------------------------------------------------------------------------------
R Class             $1,000       $990.00          $3.45           0.70%             $7.11            1.44%
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------------------
Investor Class      $1,000     $1,023.80          $1.00           0.20%             $4.72            0.94%
------------------------------------------------------------------------------------------------------------
Institutional
Class               $1,000     $1,024.79          $0.00        0.00%(3)             $3.72            0.74%
------------------------------------------------------------------------------------------------------------
Advisor Class       $1,000     $1,022.56          $2.26           0.45%             $5.97            1.19%
------------------------------------------------------------------------------------------------------------
R Class             $1,000     $1,021.32          $3.51           0.70%             $7.22            1.44%
------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

Statement of Assets and Liabilities

JULY 31, 2006

--------------------------------------------------------------------------------
                               LIVESTRONG         LIVESTRONG        LIVESTRONG
                                 INCOME              2015              2025
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities
in affiliates, at value
(cost of $34,906,616,
$110,915,415 and
$154,080,485,
respectively)                 $34,717,178       $109,593,318      $151,329,133
------------------------
Cash                                5,732             18,803            22,532
------------------------
Receivable for capital
shares sold                            --                 --             5,688
------------------------
Distributions
receivable
from affiliates                    68,204            184,226           213,914
--------------------------------------------------------------------------------
                               34,791,114        109,796,347       151,571,267
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued
administrative fees                 4,885             16,090            19,948
------------------------
Distribution and
service fees payable                  598              2,007             1,768
--------------------------------------------------------------------------------
                                    5,483             18,097            21,716
--------------------------------------------------------------------------------
NET ASSETS                    $34,785,631       $109,778,250      $151,549,551
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)              $34,397,514       $107,091,673      $145,186,132
------------------------
Undistributed net
investment income                  96,579            992,587         1,186,995
------------------------
Undistributed net
realized gain on
investment transactions           480,976          3,016,087         7,927,776
------------------------
Net unrealized
depreciation on
investments                      (189,438)        (1,322,097)       (2,751,352)
--------------------------------------------------------------------------------
                              $34,785,631       $109,778,250      $151,549,551
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                    $27,373,988        $89,431,329      $112,201,821
------------------------
Shares outstanding              2,619,766          8,065,373         9,762,511
------------------------
Net asset value per share          $10.45             $11.09            $11.49
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                     $4,408,598        $10,439,317       $31,398,750
------------------------
Shares outstanding                421,831            940,187         2,728,445
------------------------
Net asset value per share          $10.45             $11.10            $11.51
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                     $2,965,731         $9,556,472        $7,404,080
------------------------
Shares outstanding                283,933            863,243           645,081
------------------------
Net asset value per share          $10.45             $11.07            $11.48
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $37,314           $351,132          $544,900
------------------------
Shares outstanding                  3,574             31,758            47,550
------------------------
Net asset value per share          $10.44             $11.06            $11.46
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

Statement of Assets and Liabilities

JULY 31, 2006
--------------------------------------------------------------------------------
                                                   LIVESTRONG     LIVESTRONG
                                                      2035           2045
                                                   PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $70,244,821 and
$41,024,376, respectively)                        $68,764,239    $40,162,785
--------------------------------------
Cash                                                   11,113             --
--------------------------------------
Receivable for capital shares sold                      1,357            300
--------------------------------------
Distributions receivable from affiliates               62,826         18,834
--------------------------------------------------------------------------------
                                                   68,839,535     40,181,919
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                     --          1,703
--------------------------------------
Accrued administrative fees                             9,536          4,434
--------------------------------------
Distribution and service fees payable                   1,167            920
--------------------------------------------------------------------------------
                                                       10,703          7,057
--------------------------------------------------------------------------------
NET ASSETS                                        $68,828,832    $40,174,862
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)           $66,184,046    $38,484,591
--------------------------------------
Undistributed net investment income                   389,407        185,868
--------------------------------------
Undistributed net realized gain
on investment transactions                          3,735,961      2,365,994
--------------------------------------
Net unrealized depreciation
on investments                                     (1,480,582)      (861,591)
--------------------------------------------------------------------------------
                                                  $68,828,832    $40,174,862
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $52,205,501    $22,436,896
--------------------------------------
Shares outstanding                                  4,405,545      1,875,602
--------------------------------------
Net asset value per share                              $11.85         $11.96
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $11,103,502    $13,396,643
--------------------------------------
Shares outstanding                                    935,607      1,118,396
--------------------------------------
Net asset value per share                              $11.87         $11.98
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $5,223,884     $4,176,754
--------------------------------------
Shares outstanding                                    441,397        349,722
--------------------------------------
Net asset value per share                              $11.83         $11.94
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                           $295,945       $164,569
--------------------------------------
Shares outstanding                                     25,040         13,798
--------------------------------------
Net asset value per share                              $11.82         $11.93
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE YEAR ENDED JULY 31, 2006
--------------------------------------------------------------------------------
                               LIVESTRONG         LIVESTRONG        LIVESTRONG
                                 INCOME              2015              2025
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------
Income distributions
from underlying
funds - affiliates             $1,016,234        $2,501,046         $3,560,260
--------------------------------------------------------------------------------
EXPENSES:
------------------------
Administrative fees                47,646           132,923            171,695
------------------------
Distribution and
service fees:
------------------------
  Advisor Class                     4,310            10,722              9,109
------------------------
  R Class                             102               706              1,438
------------------------
Directors' fees
and expenses                          442             1,120              1,729
--------------------------------------------------------------------------------
                                   52,500           145,471            183,971
--------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS)                     963,734         2,355,575          3,376,289
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED
GAIN (LOSS) ON:
------------------------
Sale of investments
in underlying funds               231,994         2,327,918          6,983,522
------------------------
Capital gain
distributions received
from underlying funds             259,800           697,948            962,713
--------------------------------------------------------------------------------
                                  491,794         3,025,866          7,946,235
--------------------------------------------------------------------------------
CHANGE IN NET
UNREALIZED APPRECIATION
(DEPRECIATION)
ON INVESTMENTS                   (550,729)       (2,621,574)        (6,077,343)
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)            (58,935)          404,292          1,868,892
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS      $  904,799        $2,759,867         $5,245,181
================================================================================

See Notes to Financial Statements.

(continued)

------

Statement of Operations

FOR THE YEAR ENDED JULY 31, 2006
--------------------------------------------------------------------------------
                                                   LIVESTRONG     LIVESTRONG
                                                      2035           2045
                                                   PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------
Income distributions from
underlying funds - affiliates                     $1,271,123      $  729,16
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------
Administrative fees                                   77,091         32,344
--------------------------------------
Distribution and service fees:
--------------------------------------
  Advisor Class                                        5,762          3,388
--------------------------------------
  R Class                                                531            235
--------------------------------------
Directors' fees and expenses                             692            395
--------------------------------------------------------------------------------
                                                      84,076         36,362
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       1,187,047        692,802
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------
Sale of investments
in underlying funds                                3,324,117      2,147,595
--------------------------------------
Capital gain distributions
received from underlying funds                       420,298        288,235
--------------------------------------------------------------------------------
                                                   3,744,415      2,435,830
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                     (2,785,173)    (1,825,720)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              959,242        610,110
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         $2,146,289     $1,302,912
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------
                                LIVESTRONG                    LIVESTRONG
                                  INCOME                         2015
                                PORTFOLIO                     PORTFOLIO
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS              2006          2005(1)         2006          2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment
income (loss)         $    963,734   $    274,595   $   2,355,575   $    472,765
---------------------
Net realized
gain (loss)                491,794         21,944       3,025,866         55,018
---------------------
Change in net
unrealized
appreciation
(depreciation)            (550,729)       361,291      (2,621,574)     1,299,477
--------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from operations            904,799        657,830       2,759,867      1,827,260
--------------------------------------------------------------------------------
DISTRIBUTIONS
TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net
investment income:
---------------------
  Investor Class          (740,215)      (170,391)     (1,494,047)     (151,441)
---------------------
  Institutional Class     (123,487)       (58,473)       (101,538)      (14,925)
---------------------
  Advisor Class            (48,341)          (258)        (73,173)          (86)
---------------------
  R Class                     (437)          (148)           (461)          (82)
---------------------
From net
realized gains:
---------------------
  Investor Class           (26,989)            --         (57,984)            --
---------------------
  Institutional Class       (4,013)            --          (3,679)            --
---------------------
  Advisor Class             (1,746)            --          (3,112)            --
---------------------
  R Class                      (14)            --             (22)            --
--------------------------------------------------------------------------------
Decrease in net
assets from
distributions             (945,242)      (229,270)     (1,734,016)     (166,534)
--------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS
--------------------------------------------------------------------------------
Net increase
(decrease) in
net assets from
capital share
transactions            15,136,327     19,261,187      64,687,101     42,404,572
--------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN
NET ASSETS              15,095,884     19,689,747      65,712,952     44,065,298
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period     19,689,747             --      44,065,298             --
--------------------------------------------------------------------------------
End of period          $34,785,631    $19,689,747    $109,778,250    $44,065,298
================================================================================
Undistributed net
investment income          $96,579        $45,325        $992,587       $306,231
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------
                                LIVESTRONG                    LIVESTRONG
                                  2025                           2035
                                PORTFOLIO                     PORTFOLIO
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS              2006          2005(1)         2006          2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment
income (loss)         $  3,376,289    $   729,127   $  1,187,047    $    153,062
---------------------
Net realized
gain (loss)              7,946,235        120,684      3,744,415          27,190
---------------------
Change in net
unrealized
appreciation
(depreciation)          (6,077,343)     3,325,991     (2,785,173)      1,304,591
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations          5,245,181      4,175,802      2,146,289       1,484,843
--------------------------------------------------------------------------------
DISTRIBUTIONS
TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net
investment income:
---------------------
  Investor Class        (1,904,998)       (95,759)      (741,605)       (47,247)
---------------------
  Institutional Class     (702,282)      (149,519)      (121,935)        (5,110)
---------------------
  Advisor Class            (63,954)           (66)       (33,882)           (63)
---------------------
  R Class                   (1,781)           (62)          (801)           (59)
---------------------
From net
realized gains:
---------------------
  Investor Class          (100,651)            --        (29,595)             --
---------------------
  Institutional Class      (34,639)            --         (4,508)             --
---------------------
  Advisor Class             (3,737)            --         (1,501)             --
---------------------
  R Class                     (116)            --            (40)             --
--------------------------------------------------------------------------------
Decrease in
net assets
from distributions      (2,812,158)      (245,406)      (933,867)       (52,479)
--------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS
--------------------------------------------------------------------------------
Net increase
(decrease) in net
assets from capital
share transactions      73,921,053     71,265,079     42,524,951      23,659,095
--------------------------------------------------------------------------------
Net increase
(decrease) in
net assets              76,354,076     75,195,475     43,737,373      25,091,459
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period     75,195,475             --     25,091,459              --
--------------------------------------------------------------------------------
End of period         $151,549,551    $75,195,475    $68,828,832     $25,091,459
================================================================================
Undistributed net
investment income       $1,186,995       $483,721       $389,407        $100,583
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005
--------------------------------------------------------------------------------
                                                          LIVESTRONG
                                                            2045
                                                          PORTFOLIO
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006        2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                      $    692,802   $    151,541
--------------------------------------------
Net realized gain (loss)                             2,435,830        (12,620)
--------------------------------------------
Change in net unrealized
appreciation (depreciation)                         (1,825,720)       964,129
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            1,302,912      1,103,050
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                      (322,350)       (11,612)
--------------------------------------------
  Institutional Class                                 (240,707)       (67,702)
--------------------------------------------
  Advisor Class                                        (15,750)           (65)
--------------------------------------------
  R Class                                                 (228)           (61)
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                       (32,689)            --
--------------------------------------------
  Institutional Class                                  (22,737)            --
--------------------------------------------
  Advisor Class                                         (1,761)            --
--------------------------------------------
  R Class                                                  (29)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions             (636,251)       (79,440)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     24,476,051     14,008,540
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               25,142,712     15,032,150
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 15,032,150             --
--------------------------------------------------------------------------------
End of period                                      $40,174,862    $15,032,150
================================================================================
Undistributed net investment income                   $185,868        $72,101
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. LIVESTRONG
Income Portfolio (formerly My Retirement Income Portfolio), LIVESTRONG 2015
Portfolio (formerly My Retirement 2015 Portfolio), LIVESTRONG 2025 Portfolio
(formerly My Retirement 2025 Portfolio), LIVESTRONG 2035 Portfolio (formerly My
Retirement 2035 Portfolio) and LIVESTRONG 2045 Portfolio (formerly My Retirement
2045 Portfolio) (collectively, the funds) (see Note 8) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the
American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the four target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG
Income Portfolio. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of the funds commenced sale on August 31, 2004, the funds' inception date.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
The underlying NT Diversified Bond, NT Emerging Markets, NT Equity Growth, NT
Growth, NT International Growth, NT Large Company Value, NT Mid Cap Value, NT
Small Company and NT Vista funds are not permitted to invest in securities issued by companies assigned the Global Industry Classfication Standard (GICS)
for the tobacco industry. A brief description of each of the underlying funds follows:

Domestic Equity Funds

EQUITY GROWTH and NT EQUITY GROWTH seek long-term capital growth. Each fund uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH seeks long-term capital growth with income as a secondary objective. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
Income & Growth's managers also attempt to create a dividend yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE and NT LARGE COMPANY VALUE seek long-term capital growth with income as a secondary objective. Each fund uses a value investment strategy and invest primarily in larger U.S. companies.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY and NT SMALL COMPANY seek long-term capital growth. Each fund uses a quantitative investment strategy and invest primarily in smaller U.S.
companies.

ULTRA seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA and NT VISTA seek long-term capital growth. Each fund uses a growth investment strategy and generally invest in medium-sized and smaller U.S.
companies.

International Equity Funds

EMERGING MARKETS and NT EMERGING MARKETS seek capital growth. Each fund uses a growth investment strategy and invest primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH and NT INTERNATIONAL GROWTH seek capital growth. Each fund uses a growth investment strategy and invest primarily in securities of companies located in developed countries other than the United States.

Domestic Fixed Income Funds

DIVERSIFIED BOND and NT DIVERSIFIED BOND seek a high level of income by investing primarily in high- and medium-grade non-money market debt securities.
These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Fixed Income Funds

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

Money Market Funds

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of
Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio.
Distributions from net investment income, if any, are generally declared and paid annually for the four target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class
of the funds is 0.20%. There is no administrative fee for the Institutional
Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor Class and
R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and R Class will pay American Century
Investment Services, Inc. (ACIS) 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the year ended July
31, 2006, are detailed in the Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American
Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2006, were as follows:

--------------------------------------------------------------------------------
                 LIVESTRONG        LIVESTRONG       LIVESTRONG       LIVESTRONG       LIVESTRONG
              INCOME PORTFOLIO   2015 PORTFOLIO   2025 PORTFOLIO   2035 PORTFOLIO   2045 PORTFOLIO
--------------------------------------------------------------------------------------------------
Purchases        $48,210,727      $154,253,771     $209,654,989     $106,894,909      $60,242,402
--------------------------------------------------------------------------------------------------
Proceeds
from sales       $32,833,314       $88,386,838     $134,354,668      $63,739,892      $35,426,546
--------------------------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                    LIVESTRONG                 LIVESTRONG
                                 INCOME PORTFOLIO            2015 PORTFOLIO
--------------------------------------------------------------------------------
                                SHARES      AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                          1,865,285  $19,417,311    5,549,139   $61,147,153
-----------------------------
Issued in reinvestment
of distributions                 65,833      680,610      140,409     1,524,842
-----------------------------
Redeemed                       (793,132)  (8,273,388)  (1,350,088)  (14,856,888)
--------------------------------------------------------------------------------
Net increase (decrease)       1,137,986  $11,824,533    4,339,460   $47,815,107
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                          1,628,131  $16,739,912    3,902,409   $41,049,602
-----------------------------
Issued in reinvestment
of distributions                 15,257      157,830       14,144       148,658
-----------------------------
Redeemed                       (161,608)  (1,674,191)    (190,640)   (2,029,041)
--------------------------------------------------------------------------------
Net increase (decrease)       1,481,780  $15,223,551    3,725,913   $39,169,219
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                    LIVESTRONG                 LIVESTRONG
                                 INCOME PORTFOLIO            2015 PORTFOLIO
--------------------------------------------------------------------------------
                                SHARES      AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                            197,184   $2,062,635      758,066    $8,404,619
-----------------------------
Issued in reinvestment
of distributions                 12,315      127,282        9,680       105,217
-----------------------------
Redeemed                        (89,121)    (934,968)    (102,771)   (1,134,102)
--------------------------------------------------------------------------------
Net increase (decrease)         120,378   $1,254,949      664,975    $7,375,734
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                            323,190   $3,315,596      290,244    $3,064,565
-----------------------------
Issued in reinvestment
of distributions                  5,659       58,473        1,419        14,925
-----------------------------
Redeemed                        (27,396)    (284,000)     (16,451)     (174,484)
--------------------------------------------------------------------------------
Net increase (decrease)         301,453   $3,090,069      275,212    $2,905,006
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                            289,089   $3,021,063      891,334    $9,793,874
-----------------------------
Issued in reinvestment
of distributions                  4,853       50,087        7,024        76,285
-----------------------------
Redeemed                        (99,509)  (1,043,161)     (64,749)     (710,437)
--------------------------------------------------------------------------------
Net increase (decrease)         194,433   $2,027,989      833,609    $9,159,722
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                             89,804     $942,528       32,661      $349,947
-----------------------------
Issued in reinvestment
of distributions                     25          258            8            86
-----------------------------
Redeemed                           (329)      (3,435)      (3,035)      (32,846)
--------------------------------------------------------------------------------
Net increase (decrease)          89,500     $939,351       29,634      $317,187
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                              3,442      $35,859       33,377      $368,054
-----------------------------
Issued in reinvestment
of distributions                     44          451           44           483
-----------------------------
Redeemed                           (724)      (7,454)      (2,932)      (31,999)
--------------------------------------------------------------------------------
Net increase (decrease)           2,762      $28,856       30,489      $336,538
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                                803       $8,118        1,282       $13,304
-----------------------------
Issued in reinvestment
of distributions                     14          148            8            82
-----------------------------
Redeemed                             (5)         (50)         (21)         (226)
--------------------------------------------------------------------------------
Net increase (decrease)             812       $8,216        1,269       $13,160
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                    LIVESTRONG                 LIVESTRONG
                                  2025 PORTFOLIO            2035 PORTFOLIO
--------------------------------------------------------------------------------
                                SHARES      AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                          6,131,308   $69,967,543    3,133,987  $36,820,309
-----------------------------
Issued in reinvestment
of distributions                176,795     1,988,938       65,522      758,749
-----------------------------
Redeemed                     (1,298,238)  (14,798,332)    (677,940)  (7,960,207)
--------------------------------------------------------------------------------
Net increase (decrease)       5,009,865   $57,158,149    2,521,569  $29,618,851
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                          5,016,269   $53,494,769    1,993,049  $21,476,590
-----------------------------
Issued in reinvestment
of distributions                  8,808        93,984        4,053       43,813
-----------------------------
Redeemed                       (272,431)   (2,945,784)    (113,126)  (1,235,086)
--------------------------------------------------------------------------------
Net increase (decrease)       4,752,646   $50,642,969    1,883,976  $20,285,317
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                            986,172   $11,275,206      694,353   $8,252,385
-----------------------------
Issued in reinvestment
of distributions                 65,504       736,921       10,919      126,443
-----------------------------
Redeemed                       (234,870)   (2,674,891)     (69,706)    (818,529)
-----------------------------
Net increase (decrease)         816,806   $ 9,337,236      635,566   $7,560,299
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                          2,033,515   $21,497,434      307,986   $3,348,138
-----------------------------
Issued in reinvestment
of distributions                 14,013       149,519          473        5,110
-----------------------------
Redeemed                       (135,889)   (1,465,836)      (8,418)     (92,883)
--------------------------------------------------------------------------------
Net increase (decrease)       1,911,639   $20,181,117      300,041   $3,260,365
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                            665,010    $7,572,377      507,513   $5,948,743
-----------------------------
Issued in reinvestment
of distributions                  6,012        67,691        3,055       35,383
-----------------------------
Redeemed                        (60,570)     (694,686)     (79,097)    (925,996)
--------------------------------------------------------------------------------
Net increase (decrease)         610,452    $6,945,382      431,471   $5,058,130
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                             38,181      $417,596       10,329     $112,516
-----------------------------
Issued in reinvestment
of distributions                      6            66            6           63
-----------------------------
Redeemed                         (3,558)      (39,298)        (409)      (4,618)
--------------------------------------------------------------------------------
Net increase (decrease)          34,629      $378,364        9,926     $107,961
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
-----------------------------
Sold                             55,608      $638,412       25,918     $304,212
-----------------------------
Issued in reinvestment
of distributions                    169         1,897           73          841
-----------------------------
Redeemed                        (14,043)     (160,023)      (1,493)     (17,382)
--------------------------------------------------------------------------------
Net increase (decrease)          41,734      $480,286       24,498     $287,671
================================================================================
PERIOD ENDED JULY 31, 2005(1)
-----------------------------
Sold                              5,833       $62,823          537       $5,397
-----------------------------
Issued in reinvestment
of distributions                      6            62            5           59
-----------------------------
Redeemed                            (23)         (256)          --           (4)
--------------------------------------------------------------------------------
Net increase (decrease)           5,816       $62,629          542       $5,452
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                              LIVESTRONG
                                                            2045 PORTFOLIO
--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
---------------------------------------------------------
Sold                                                     1,513,147   $17,989,67
---------------------------------------------------------
Issued in reinvestment of distributions                     29,951      349,831
---------------------------------------------------------
Redeemed                                                  (314,171)  (3,729,359)
--------------------------------------------------------------------------------
Net increase (decrease)                                  1,228,927   $14,610,14
================================================================================
PERIOD ENDED JULY 31, 2005(1)
---------------------------------------------------------
Sold                                                       775,796   $8,462,831
---------------------------------------------------------
Issued in reinvestment of distributions                      1,055       11,489
---------------------------------------------------------
Redeemed                                                  (130,176)  (1,401,282)
--------------------------------------------------------------------------------
Net increase (decrease)                                    646,675   $7,073,038
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
---------------------------------------------------------
Sold                                                       583,552   $6,945,344
---------------------------------------------------------
Issued in reinvestment of distributions                     22,555      263,444
---------------------------------------------------------
Redeemed                                                  (108,965)  (1,293,059)
--------------------------------------------------------------------------------
Net increase (decrease)                                    497,142   $5,915,729
================================================================================
PERIOD ENDED JULY 31, 2005(1)
---------------------------------------------------------
Sold                                                       696,708   $7,391,651
---------------------------------------------------------
Issued in reinvestment of distributions                      6,217       67,702
---------------------------------------------------------
Redeemed                                                   (81,671)    (898,297)
--------------------------------------------------------------------------------
Net increase (decrease)                                    621,254   $6,561,056
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
---------------------------------------------------------
Sold                                                       348,190   $4,162,541
---------------------------------------------------------
Issued in reinvestment of distributions                      1,501       17,511
---------------------------------------------------------
Redeemed                                                   (32,947)    (387,544)
--------------------------------------------------------------------------------
Net increase (decrease)                                    316,744   $3,792,508
================================================================================
PERIOD ENDED JULY 31, 2005(1)
---------------------------------------------------------
Sold                                                        32,973     $369,026
---------------------------------------------------------
Issued in reinvestment of distributions                          6           65
---------------------------------------------------------
Redeemed                                                        (1)          (7)
--------------------------------------------------------------------------------
Net increase (decrease)                                     32,978     $369,084
================================================================================
R CLASS
--------------------------------------------------------------------------------
YEAR ENDED JULY 31, 2006
---------------------------------------------------------
Sold                                                        14,010     $166,299
---------------------------------------------------------
Issued in reinvestment of distributions                         22          257
---------------------------------------------------------
Redeemed                                                      (765)      (8,891)
--------------------------------------------------------------------------------
Net increase (decrease)                                     13,267     $157,665
================================================================================
PERIOD ENDED JULY 31, 2005(1)
---------------------------------------------------------
Sold                                                         1,637      $17,906
---------------------------------------------------------
Issued in reinvestment of distributions                          6           61
---------------------------------------------------------
Redeemed                                                    (1,112)     (12,605)
--------------------------------------------------------------------------------
Net increase (decrease)                                        531     $  5,362
================================================================================
(1) August 31, 2004 (fund inception) through July 31, 2005.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the year ended July 31, 2006 follows:

------------------------------------------------------------------------------------------------------------------
                          JULY 31, 2005                                                          JULY 31, 2006
                             SHARE      PURCHASE      SALES      REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND        BALANCE       COST         COST     GAIN (LOSS)  RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------
NT Equity Growth Fund
Institutional Class              --  $ 4,879,022  $   250,440  $  (4,514)  $     4,547       466,081  $  4,604,880
--------------------------
NT Growth Fund
Institutional Class(2)           --    2,456,323      127,090     (4,077)           --       235,532     2,275,239
--------------------------
NT Large Company Value
Fund Institutional Class         --    4,077,311      208,449       (342)        6,120       388,517     3,916,251
--------------------------
NT Mid Cap Value Fund
Institutional Class              --    1,479,119       77,493     (1,773)        1,860       141,077     1,379,733
--------------------------
NT Small Company Fund
Institutional Class              --      776,752       41,080     (3,185)          176        75,409       687,730
--------------------------
NT Vista Fund
Institutional Class(2)           --    1,015,906       53,510     (6,165)           --       100,680       881,957
--------------------------
Real Estate Fund
Institutional Class          36,908      529,214    1,136,580    114,685        40,872        12,122       356,387
--------------------------
High-Yield Fund
Institutional Class         135,990      863,316      435,828    (16,439)       77,559       205,631     1,287,250
--------------------------
Inflation-Adjusted Bond
Fund Institutional Class     77,632    2,280,239      501,525    (24,533)      104,509       243,667     2,597,490
--------------------------
NT Diversified Bond
Fund Institutional Class         --    9,842,770      831,407      2,062        94,003       901,183     9,074,921
--------------------------
Premium Money Market
Fund Investor Class       1,950,577    2,147,956      692,738         --       112,428     3,405,795     3,405,795
--------------------------
International Bond Fund
Institutional Class         142,415    1,719,290    1,331,747    (99,874)       58,662       177,722     2,417,019
--------------------------
NT International
Growth Fund
Institutional Class(2)           --    2,002,790      102,200     (7,576)           --       196,623     1,832,526
--------------------------
Diversified Bond Fund
Institutional Class         683,389    5,067,447   12,060,455   (378,471)      274,790            --            --
--------------------------
Income & Growth Fund
Institutional Class          63,205    2,479,947    4,356,884     66,839       204,751            --            --
--------------------------
International Growth
Fund Institutional Class         --    1,658,147    1,658,147    266,429        26,153            --            --
--------------------------
Large Company Value
Fund Institutional Class    255,484    2,064,201    3,674,898    179,024       105,450            --            --
--------------------------
Small Company Fund
Institutional Class          28,299      381,329      657,894     17,375        49,729            --            --
--------------------------
Ultra Fund
Institutional Class          33,757    1,241,205    2,194,794     (3,745)        5,291            --            --
--------------------------
Value Fund
Institutional Class          78,612      815,928    1,400,497    (32,848)      109,134            --            --
--------------------------
Vista Fund
Institutional Class(2)       26,609      432,515      807,664    169,122            --            --            --
------------------------------------------------------------------------------------------------------------------
                                     $48,210,727  $32,601,320   $231,994    $1,276,034                 $34,717,178
==================================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                          JULY 31, 2005                                                          JULY 31, 2006
                             SHARE      PURCHASE      SALES      REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND        BALANCE       COST         COST     GAIN (LOSS)  RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO
------------------------------------------------------------------------------------------------------------------
NT Equity Growth Fund
Institutional Class              --  $ 13,902,083  $   148,780  $   (4,807)  $   13,920   1,380,570  $  13,640,032
--------------------------
NT Growth Fund
Institutional Class(2)           --    10,289,521      110,020      (4,235)          --   1,024,610      9,897,733
--------------------------
NT Large Company Value
Fund Institutional Class         --    12,597,581      135,813      (3,604)      20,338   1,248,519     12,585,072
--------------------------
NT Mid Cap Value Fund
Institutional Class              --     5,875,977       76,305      (2,425)       7,932     581,803      5,690,033
--------------------------
NT Small Company Fund
Institutional Class              --     2,649,186       28,330      (1,850)         644     266,651      2,431,857
--------------------------
NT Vista Fund
Institutional Class(2)           --     5,252,433       56,090      (6,112)          --     537,679      4,710,068
--------------------------
Real Estate Fund
Institutional Class          82,093     1,440,344    2,032,587     217,649      124,596      55,301      1,625,849
--------------------------
High-Yield Fund
Institutional Class         248,403     2,451,827      254,162     (12,175)     180,011     595,761      3,729,464
--------------------------
Inflation-Adjusted Bond
Fund Institutional Class    141,771     6,631,126      553,544     (34,635)     262,047     706,080      7,526,813
--------------------------
NT Diversified Bond Fund
Institutional Class              --    27,839,537    1,620,174       6,999      276,649   2,622,086     26,404,395
--------------------------
NT Emerging Markets Fund
Institutional Class(2)           --     2,480,065       26,580      (3,044)          --     253,841      2,335,337
--------------------------
NT International Growth
Fund Institutional
Class(2)                         --     7,911,511       84,460      (8,044)          --     802,143      7,475,973
--------------------------
Premium Money Market
Fund Investor Class       2,166,265     4,150,529      422,577          --      162,729   5,894,217      5,894,217
--------------------------
International Bond Fund
Institutional Class         158,164     3,777,881      419,391     (38,579)     102,175     415,182      5,646,475
--------------------------
Diversified Bond Fund
Institutional Class       1,248,070    15,320,870   28,088,681    (841,379)     584,078          --             --
--------------------------
Emerging Markets Fund
Institutional Class         126,701     1,108,672    1,932,701     465,346      209,577          --             --
--------------------------
Income & Growth Fund
Institutional Class         154,555     7,519,774   12,142,750     177,123      450,730          --             --
--------------------------
International Growth Fund
Institutional Class         289,887     3,685,441    6,241,398   1,283,985       77,954          --             --
--------------------------
Large Company Value
Fund Institutional Class    667,962     6,804,697   11,045,039     479,008      252,234          --             --
--------------------------
Small Company Fund
Institutional Class          83,960     1,350,599    2,177,425      50,506      127,165          --             --
--------------------------
Ultra Fund
Institutional Class         120,071     5,637,836    9,046,370     (90,643)      16,563          --             --
--------------------------
Value Fund
Institutional Class         291,215     3,208,753    5,366,817     (51,591)     329,652          --             --
--------------------------
Vista Fund
Institutional Class(2)      118,404     2,367,528    4,048,926     750,425           --          --             --
------------------------------------------------------------------------------------------------------------------
                                     $154,253,771  $86,058,920  $2,327,918   $3,198,994               $109,593,318
==================================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                          JULY 31, 2005                                                          JULY 31, 2006
                             SHARE      PURCHASE      SALES      REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND        BALANCE       COST         COST     GAIN (LOSS)  RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO
------------------------------------------------------------------------------------------------------------------
NT Equity Growth Fund
Institutional Class              --  $ 19,616,576  $    284,220  $   (5,944)  $  20,690   1,937,538   $ 19,142,875
--------------------------
NT Growth Fund
Institutional Class(2)           --    19,375,104       282,510      (9,801)         --   1,917,716     18,525,137
--------------------------
NT Large Company Value
Fund Institutional Class         --    19,157,156       485,096     (12,073)     32,287   1,869,552     18,845,084
--------------------------
NT Mid Cap Value Fund
Institutional Class              --     8,248,941       272,710      (9,634)     11,562     799,340      7,817,545
--------------------------
NT Small Company Fund
Institutional Class              --     6,524,610        96,850      (7,777)      1,671     651,704      5,943,540
--------------------------
NT Vista Fund
Institutional Class(2)           --     9,007,494       132,920     (16,025)         --     913,828      8,005,133
--------------------------
Real Estate Fund
Institutional Class         139,097     2,132,832     2,971,265     284,738     259,734     102,308      3,007,855
--------------------------
High-Yield Fund
Institutional Class         318,470     2,602,714       329,049     (17,105)    225,484     677,982      4,244,167
--------------------------
Inflation-Adjusted Bond
Fund Institutional Class    181,692     7,400,174       772,125     (49,259)    318,147     796,775      8,493,622
--------------------------
NT Diversified Bond Fund
Institutional Class              --    31,780,378     2,497,462      11,055     319,185   2,928,445     29,489,456
--------------------------
NT Emerging Markets Fund
Institutional Class(2)           --     5,422,430        77,370      (7,228)         --     550,499      5,064,591
--------------------------
NT International Growth
Fund Institutional
Class(2)                         --    15,617,292       223,540     (17,608)         --   1,571,037     14,642,065
--------------------------
Premium Money Market
Fund Investor Class       3,669,778     4,323,155       630,708          --     230,239   7,362,225      7,362,225
--------------------------
International Bond Fund
Institutional Class              --       782,917        60,026        (525)     15,915      54,841        745,838
--------------------------
Diversified Bond Fund
Institutional Class       1,599,799    14,655,137    31,038,168  (1,059,570)    739,482          --             --
--------------------------
Emerging Markets Fund
Institutional Class         322,167     1,947,796     4,020,835   1,161,717     536,900          --             --
--------------------------
Equity Growth Fund
Institutional Class         391,775     7,207,608    15,616,968   1,285,558     164,376          --             --
--------------------------
Income & Growth Fund
Institutional Class              --     1,814,998     1,814,998     (42,054)     69,564          --             --
--------------------------
International Growth Fund
Institutional Class         736,854     5,758,078    12,233,461   2,952,995     181,450          --             --
--------------------------
Large Company Value
Fund Institutional Class  1,358,268     7,965,939    16,560,306     910,638     450,359          --             --
--------------------------
Small Company Fund
Institutional Class         284,592     2,514,989     5,298,263     221,316     370,603          --             --
--------------------------
Ultra Fund
Institutional Class         305,255     8,559,858    17,227,655      17,067      36,880          --             --
--------------------------
Value Fund
Institutional Class         493,523     3,935,597     7,601,937    (103,806)    538,445          --             --
--------------------------
Vista Fund
Institutional Class(2)      250,801     3,303,216     6,842,704   1,496,847          --          --             --
------------------------------------------------------------------------------------------------------------------
                                     $209,654,989  $127,371,146  $6,983,522  $4,522,973               $151,329,133
==================================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                          JULY 31, 2005                                                          JULY 31, 2006
                             SHARE      PURCHASE      SALES      REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND        BALANCE       COST         COST     GAIN (LOSS)  RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO
------------------------------------------------------------------------------------------------------------------
NT Equity Growth Fund
Institutional Class              --  $ 10,107,580  $   146,340  $   (2,772)  $   10,701     998,380   $  9,863,994
--------------------------
NT Growth Fund
Institutional Class(2)           --    10,185,482      146,770      (4,635)          --   1,008,391      9,741,057
--------------------------
NT Large Company Value
Fund Institutional Class         --    10,306,155      319,796      (9,557)      18,026   1,000,250     10,082,521
--------------------------
NT Mid Cap Value Fund
Institutional Class              --     4,998,369      192,834      (7,034)       6,993     481,782      4,711,828
--------------------------
NT Small Company Fund
Institutional Class              --     2,948,117       42,960      (3,028)         759     294,609      2,686,834
--------------------------
NT Vista Fund
Institutional Class(2)           --     5,425,453       78,390      (8,546)          --     550,757      4,824,631
-------------------------
Real Estate Fund
Institutional Class          46,111     1,320,237      959,297      65,913      114,836      58,093      1,707,934
--------------------------
High-Yield Fund
Institutional Class          67,923     1,059,793      118,638      (5,918)      63,206     216,648      1,356,216
--------------------------
Inflation-Adjusted Bond
Fund Institutional Class     38,763     2,654,914      272,150     (16,967)      94,144     259,945      2,771,014
--------------------------
NT Diversified Bond Fund
Institutional Class              --    10,721,870      893,372       3,480      106,422     982,924      9,898,049
--------------------------
NT Emerging Markets Fund
Institutional Class(2)           --     3,887,227       55,080      (5,177)          --     394,918      3,633,246
--------------------------
NT International Growth
Fund Institutional
Class(2)                         --     7,626,138      108,130      (8,367)          --     767,610      7,154,125
--------------------------
Premium Money Market
Fund Investor Class         487,118       360,102      514,430          --       14,258     332,790        332,790
--------------------------
Diversified Bond Fund
Institutional Class         341,334     6,456,264    9,947,258    (294,725)     202,681          --             --
--------------------------
Emerging Markets Fund
Institutional Class         178,035     1,816,663    2,979,448     712,219      310,416          --             --
--------------------------
Equity Growth Fund
Institutional Class         151,602     5,288,057    8,562,886     519,362       77,631          --             --
--------------------------
International Growth Fund
Institutional Class         271,606     3,633,915    6,030,137   1,237,048       70,477          --             --
--------------------------
Large Company Value
Fund Institutional Class    525,715     5,525,119    8,863,424     398,383      194,426          --             --
--------------------------
Small Company Fund
Institutional Class          94,342     1,480,834    2,407,704      73,191      133,507          --             --
--------------------------
Ultra Fund
Institutional Class         118,114     5,726,658    9,071,146     (74,594)      15,413          --             --
--------------------------
Value Fund
Institutional Class         229,177     2,823,111    4,511,346     (16,071)     257,525          --             --
--------------------------
Vista Fund
Institutional Class(2)      116,408     2,542,851    4,194,239     771,912           --          --             --
------------------------------------------------------------------------------------------------------------------
                                     $106,894,909  $60,415,775  $3,324,117   $1,691,421
$68,764,239
==================================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

5. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                          JULY 31, 2005                                                          JULY 31, 2006
                             SHARE      PURCHASE      SALES      REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND        BALANCE       COST         COST     GAIN (LOSS)  RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO
------------------------------------------------------------------------------------------------------------------
NT Equity Growth Fund
Institutional Class              --  $ 6,356,635  $    153,090  $    (5,228)  $   6,722     622,511   $  6,150,409
--------------------------
NT Growth Fund
Institutional Class(2)           --    6,369,607       115,910       (4,188)         --     628,776      6,073,976
--------------------------
NT Large Company Value
Fund Institutional Class         --    6,473,038       257,983       (7,923)     11,150     623,017      6,280,012
--------------------------
NT Mid Cap Value Fund
Institutional Class              --    3,145,269       147,858       (5,536)      4,394     300,760      2,941,433
--------------------------
NT Small Company Fund
Institutional Class              --    2,044,064        38,070       (3,247)        531     203,767      1,858,355
--------------------------
NT Vista Fund
Institutional Class(2)           --    3,388,263        62,820       (7,867)         --     343,690      3,010,724
--------------------------
Real Estate Fund
Institutional Class          27,584      889,277       517,599       25,679      80,337      40,745      1,197,903
--------------------------
NT Emerging Markets Fund
Institutional Class(2)           --    2,942,075        52,970       (5,332)         --     299,005      2,750,846
--------------------------
NT International
Growth Fund
Institutional Class(2)           --    4,221,695        75,800       (6,182)         --     424,763      3,958,791
--------------------------
High-Yield Fund
Institutional Class          29,301      457,590        59,218       (2,861)     26,355      92,365        578,205
--------------------------
Inflation-Adjusted Bond
Fund Institutional Class     16,707    1,124,566       126,906       (7,045)     38,904     109,499      1,167,259
--------------------------
NT Diversified Bond
Fund Institutional Class         --    4,575,433       409,717        1,012      44,555     416,572      4,194,872
--------------------------
Diversified Bond Fund
Institutional Class         147,197    2,424,706     3,933,162     (121,669)     83,709          --             --
--------------------------
Emerging Markets Fund
Institutional Class         127,781    1,161,232     1,966,006      525,252     238,887          --             --
--------------------------
Equity Growth Fund
Institutional Class          97,079    2,863,779     4,924,922      354,591      48,594          --             --
--------------------------
International Growth
Fund Institutional Class    146,045    1,766,854     3,035,258      673,792      39,823          --             --
--------------------------
Large Company Value
Fund Institutional Class    336,548    3,003,751     5,113,695      263,205     122,192          --             --
--------------------------
Premium Money Market
Fund Investor Class         290,954      100,570       391,524           --       3,851          --             --
--------------------------
Small Company Fund
Institutional Class          70,540      894,378     1,579,034       61,169      94,403          --             --
--------------------------
Ultra Fund
Institutional Class          75,644    3,119,052     5,253,249      (23,005)      9,820          --             --
--------------------------
Value Fund
Institutional Class         146,755    1,552,206     2,651,812      (35,596)    163,172          --             --
--------------------------
Vista Fund
Institutional Class(2)       74,600    1,368,362     2,412,348      478,574          --          --             --
------------------------------------------------------------------------------------------------------------------
                                     $60,242,402   $33,278,951   $2,147,595  $1,017,399                $40,162,785
==================================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2006, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

--------------------------------------------------------------------------------
                                  LIVESTRONG       LIVESTRONG       LIVESTRONG
                                2015 PORTFOLIO   2025 PORTFOLIO   2035 PORTFOLIO
--------------------------------------------------------------------------------
NT Diversified Bond Fund              33%              37%              --
--------------------------------------------------------------------------------
NT Emerging Markets Fund              --               37%              26%
--------------------------------------------------------------------------------
NT Equity Growth Fund                 26%              36%              --
--------------------------------------------------------------------------------
NT Growth Fund                        --               40%              --
--------------------------------------------------------------------------------
NT International Growth Fund          --               42%              --
--------------------------------------------------------------------------------
NT Large Company Value Fund           --               36%              --
--------------------------------------------------------------------------------
NT Mid Cap Value Fund                 25%              35%              --
--------------------------------------------------------------------------------
NT Small Company Fund                 --               44%              --
--------------------------------------------------------------------------------
NT Vista Fund                         --               37%              --
--------------------------------------------------------------------------------

As of July 31, 2006, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond, NT Emerging Markets,
NT Equity Growth, NT Growth, NT International Growth, NT Large Company Value, NT
Mid Cap Value, NT Small Company and NT Vista funds.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended July 31, 2006 and period from August 31, 2004 (fund inception) through July 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                     LIVESTRONG               LIVESTRONG
                                  INCOME PORTFOLIO          2015 PORTFOLIO
--------------------------------------------------------------------------------
                                  2006       2005          2006        2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                 $912,480   $229,270     $1,669,219   $166,534
--------------------------------------------------------------------------------
Long-term capital gains          $32,762         --       $ 64,797         --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     LIVESTRONG               LIVESTRONG
                                   2025 PORTFOLIO           2035 PORTFOLIO
--------------------------------------------------------------------------------
                                  2006       2005          2006        2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income               $2,673,015   $245,406       $898,223    $52,479
--------------------------------------------------------------------------------
Long-term capital gains         $139,143         --        $35,644         --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                        LIVESTRONG
                                      2045 PORTFOLIO
---------------------------------------------------------
                                     2006        2005
---------------------------------------------------------
DISTRIBUTIONS PAID FROM
---------------------------------------------------------
Ordinary income                    $579,035     $79,440
---------------------------------------------------------
Long-term capital gains             $57,216          --
---------------------------------------------------------

(continued)

------

Notes to Financial Statements

JULY 31, 2006

7. FEDERAL TAX INFORMATION (CONTINUED)

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                       LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG
                         INCOME        2015          2025          2035          2045
                       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
Federal tax cost
of investments        $35,035,692  $111,036,823  $154,238,574   $70,320,794   $41,086,188
==========================================================================================
Gross tax
appreciation of
investments             $ 173,438   $   522,830   $   824,332  $    372,745     $ 231,423
---------------------
Gross tax
depreciation of
investments              (491,952)   (1,966,335)   (3,733,773)   (1,929,300)   (1,154,826)
------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments          $(318,514)  $(1,443,505)  $(2,909,441)  $(1,556,555)    $(923,403)
==========================================================================================
Undistributed
ordinary income          $302,707    $1,797,171    $3,105,211    $1,667,177    $  813,756
---------------------
Accumulated
long-term gains          $403,924    $2,332,911    $6,167,649    $2,534,164    $1,799,918
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. CORPORATE EVENT

Effective May 15, 2006, My Retirement Portfolios (MRP), which includes all of the funds, was repositioned and rebranded as LIVESTRONG(tm) Portfolios from
American Century Investments. At that time, the underlying funds in which
LIVESTRONG Portfolios invest are prohibited from investing in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the
tobacco industry. Accordingly, some of the underlying funds were exchanged for no-tobacco (NT) tracker funds resulting in the funds realizing capital gains
(losses). This could affect the tax liability of shareholders with taxable accounts, if the funds make year-end distributions.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to each fund, and is not in a position at this time to estimate the significance of its impact, if any, on each fund's financial statements.

(continued)

------
38

Notes to Financial Statements

JULY 31, 2006

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended
July 31, 2006, as follows:

--------------------------------------------------------------------------------
   LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
     INCOME          2015            2025            2035            2045
   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
    $32,762         $64,797        $139,143         $35,644         $57,216
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
July 31, 2006, as follows:

--------------------------------------------------------------------------------
   LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
     INCOME          2015            2025            2035            2045
   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
   $169,882        $451,173        $586,411        $278,422        $163,736
--------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended July 31, 2006, qualify for the corporate dividends received deduction:

--------------------------------------------------------------------------------
   LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
     INCOME          2015            2025            2035            2045
   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
   $161,659        $410,476        $569,444        $335,405        $162,004
--------------------------------------------------------------------------------

------

LIVESTRONG Income Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.51    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.37      0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.07)     0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.30      0.81
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.35)    (0.30)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.36)    (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.45    $10.51
================================================================================
  TOTAL RETURN(3)                                           2.99%     8.14%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.20%   0.20%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.51%   3.16%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $27,374   $15,572
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.51    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.37      0.34
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.05)     0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.32      0.82
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.37)    (0.31)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.38)    (0.31)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.45    $10.51
================================================================================
  TOTAL RETURN(3)                                           3.20%     8.31%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.00%   0.00%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.71%   3.36%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $4,409    $3,169
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)  Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.51    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.33      0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.05)     0.61
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.28      0.79
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.33)    (0.28)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.34)    (0.28)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.45    $10.51
================================================================================
  TOTAL RETURN(3)                                           2.83%     7.82%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.45%   0.45%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.26%   2.91%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $2,966      $940
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.50    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.26      0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.01)     0.46
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.25      0.75
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.30)    (0.25)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.31)    (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.44    $10.50
================================================================================
  TOTAL RETURN(3)                                           2.48%     7.61%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.70%   0.70%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.01%   2.66%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        6%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                      $37        $9
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.93    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.37      0.25
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.11      0.86
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.48      1.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.31)    (0.18)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.32)    (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.09    $10.93
================================================================================
  TOTAL RETURN(3)                                           4.46%    11.17%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.20%   0.20%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.27%   2.61%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      123%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $89,431   $40,717
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.94    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.33      0.29
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.17      0.84
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.50      1.13
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.33)    (0.19)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.34)    (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.10    $10.94
================================================================================
  TOTAL RETURN(3)                                           4.67%    11.32%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.00%   0.00%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.47%   2.81%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      123%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $10,439    $3,011
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.91    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.31      0.17
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.14      0.91
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.45      1.08
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.28)    (0.17)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.29)    (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.07    $10.91
================================================================================
  TOTAL RETURN(3)                                           4.22%    10.88%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.45%   0.45%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.02%   2.36%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      123%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $9,556      $323
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.90    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.19      0.24
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.23      0.82
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.42      1.06
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.25)    (0.16)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.26)    (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.06    $10.90
================================================================================
  TOTAL RETURN(3)                                           4.05%    10.59%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.70%   0.70%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.77%   2.11%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      123%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $351       $14
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.21    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.34      0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.27      1.17
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.61      1.35
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.31)    (0.14)
-------------------------------------------------------
  From Net Realized Gains                                   (0.02)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.33)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.49    $11.21
================================================================================
  TOTAL RETURN(3)                                           5.48%    13.57%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.20%   0.20%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.98%   2.08%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                 $112,202   $53,285
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.23    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.37      0.27
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.26      1.11
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.63      1.38
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.33)    (0.15)
-------------------------------------------------------
  From Net Realized Gains                                   (0.02)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.35)    (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.51    $11.23
================================================================================
  TOTAL RETURN(3)                                           5.77%    13.74%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.00%   0.00%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       3.18%   2.28%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $31,399   $21,458
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.19    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.29      0.12
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.30      1.20
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.59      1.32
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.28)    (0.13)
-------------------------------------------------------
  From Net Realized Gains                                   (0.02)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.30)    (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.48    $11.19
================================================================================
  TOTAL RETURN(3)                                           5.30%    13.28%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.45%   0.45%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.73%   1.83%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $7,404      $388
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.18    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.19      0.15
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.36      1.15
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.55      1.30
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.25)    (0.12)
-------------------------------------------------------
  From Net Realized Gains                                   (0.02)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.27)    (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.46    $11.18
================================================================================
  TOTAL RETURN(3)                                           4.95%    13.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.70%   0.70%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.48%   1.58%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      120%        2%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $545       $65
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.43    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.31      0.17
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.42      1.39
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.73      1.56
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.30)    (0.13)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.31)    (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.85    $11.43
================================================================================
  TOTAL RETURN(3)                                           6.45%    15.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.20%   0.20%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.61%   1.62%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      141%        3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $52,206   $21,537
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.45    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.30      0.16
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.45      1.43
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.75      1.59
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.32)    (0.14)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.33)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.87    $11.45
================================================================================
  TOTAL RETURN(3)                                           6.66%    15.98%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.00%   0.00%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.81%   1.82%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      141%        3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $11,104    $3,435
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

-----

LIVESTRONG 2035 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.42    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.26      0.11
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.43      1.44
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.69      1.55
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.27)    (0.13)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.28)    (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.83    $11.42
================================================================================
  TOTAL RETURN(3)                                           6.10%    15.53%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.45%   0.45%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.36%   1.37%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      141%        3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $5,224      $113
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.40    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.16      0.22
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.51      1.30
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.67      1.52
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.24)    (0.12)
-------------------------------------------------------
  From Net Realized Gains                                   (0.01)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.25)    (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.82    $11.40
================================================================================
  TOTAL RETURN(3)                                           5.93%    15.24%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.70%   0.70%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.11%   1.12%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      141%        3%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $296        $6
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.54    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.31      0.12
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.46      1.56
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.77      1.68
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.32)    (0.14)
-------------------------------------------------------
  From Net Realized Gains                                   (0.03)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.35)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.96    $11.54
================================================================================
  TOTAL RETURN(3)                                           6.76%    16.86%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.20%   0.20%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.62%   1.83%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      137%       17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $22,437    $7,465
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.56    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.35      0.25
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.44      1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.79      1.70
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.34)    (0.14)
-------------------------------------------------------
  From Net Realized Gains                                   (0.03)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.37)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.98    $11.56
================================================================================
  TOTAL RETURN(3)                                           6.96%    17.11%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.00%   0.00%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.82%   2.03%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      137%       17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                  $13,397    $7,181
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.53    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.20      0.07
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.53      1.59
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.73      1.66
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.29)    (0.13)
-------------------------------------------------------
  From Net Realized Gains                                   (0.03)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.32)    (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.94    $11.53
================================================================================
  TOTAL RETURN(3)                                           6.51%    16.57%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.45%   0.45%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.37%   1.58%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      137%       17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $4,177      $380
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                                R CLASS
--------------------------------------------------------------------------------
                                                            2006     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.51    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income (Loss)(2)                            0.12      0.18
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.59      1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.71      1.63
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                (0.26)    (0.12)
-------------------------------------------------------
  From Net Realized Gains                                   (0.03)       --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.29)    (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.93    $11.51
================================================================================
  TOTAL RETURN(3)                                           6.24%    16.38%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.70%   0.70%(5)
-------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       2.12%   1.33%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                      137%       17%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $165        $6
--------------------------------------------------------------------------------
(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio, LIVESTRONG 2015
Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG
2045 Portfolio, (the "Funds"), five of the mutual funds comprising American
Century Asset Allocation Portfolios, Inc., as of July 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period August 31, 2004 (fund inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Funds as of July 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and the period August 31, 2004 (fund inception) through July 31,
2005, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 12, 2006

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------

Management

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other  ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries;
President, ACIM, ACGIM and other ACC subsidiaries; Executive Vice President,
ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer(1), Senior Vice President,
Treasurer, and Chief Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present); Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
(1)  Effective August 1, 2006.

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreement for LIVESTRONG Portfolios

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio,
LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio and LIVESTRONG 2045
Portfolio (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the

(continued)

------

Approval of Management Agreement for LIVESTRONG Portfolios

management agreement. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping  and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds

(continued)

------

Approval of Management Agreement for LIVESTRONG Portfolios

managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results
(e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Performance information presented to the Directors showed that LIVESTRONG Income Portfolio's and LIVESTRONG 2015 Portfolio's
performance fell below their benchmark for both the one year and since inception periods. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor. Performance information presented to the Directors showed that LIVESTRONG 2025 Portfolio's and LIVESTRONG 2035 Portfolio's performance fell below their benchmark for the one year period and above the benchmark for the since inception period.
Performance information presented to the Directors showed that LIVESTRONG 2045
Portfolio's performance was above its benchmark for both the one year and since inception periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the management agreement.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex

(continued)

------

Approval of Management Agreement for LIVESTRONG Portfolios

as a whole and the year-over-year changes in revenue, costs, and profitability.
The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services.
Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the underlying funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds'
portion of the expenses incurred by the underlying funds to the total expense ratio of other funds in the fund's peer group. The expenses of LIVESTRONG Income
Portfolio and LIVESTRONG 2025 Portfolio were below the median of the total expense ratios of their peer groups. The expenses of LIVESTRONG 2015 Portfolio were above the median of the total expense ratios of its peer group. The expenses of LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio were at the median of the total expense ratios of their peer groups.

(continued)

------

Approval of Management Agreement for LIVESTRONG Portfolios

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

-------

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares; the total expense ratios of the Advisor Class and R Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.25% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EM(reg.tm) (Emerging
Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

0609
SH-ANN-51159N

[front cover]

American Century Investments
Annual Report

July 31, 2006

[photo of fall trees]

One Choice Portfolio(sm): Very Conservative
One Choice Portfolio(sm): Conservative
One Choice Portfolio(sm): Moderate
One Choice Portfolio(sm): Aggressive
One Choice Portfolio(sm): Very Aggressive

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the One Choice
Portfolios(sm) for the year ended July 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our
Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's strategic collaboration with Lance
Armstrong and the Lance Armstrong Foundation (LAF). Our campaign, featuring
Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides this exciting collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

One Choice Portfolios - Performance

TOTAL RETURNS AS OF JULY 31, 2006

                                              -------------
                                                 AVERAGE
                                                  ANNUAL
                                                 RETURNS
--------------------------------------------------------------------------------
                                                  SINCE          INCEPTION
                            1 YEAR              INCEPTION           DATE
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY CONSERVATIVE --
INVESTOR CLASS               3.27%                4.75%            9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
CONSERVATIVE --
INVESTOR CLASS               4.45%                6.84%            9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
MODERATE --
INVESTOR CLASS               6.68%               10.04%            9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
AGGRESSIVE --
INVESTOR CLASS               7.84%               11.72%            9/30/04
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
VERY AGGRESSIVE --
INVESTOR CLASS               9.00%               13.55%            9/30/04
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)        5.14%               10.74%              --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)           1.46%                2.19%              --
--------------------------------------------------------------------------------
(1) Data provided by Lipper Inc. -- A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the fund, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the funds' asset allocations as of July 31, 2006.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

(continued)

------
2

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: CONSERVATIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

(continued)

------
3

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: MODERATE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: AGGRESSIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

(continued)

------
4

One Choice Portfolios - Performance

GROWTH OF $10,000 OVER LIFE OF ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

$10,000 investment made September 30, 2004

* From 9/30/04, the Investor Class's inception date. Not annualized.

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended July 31

--------------------------------------------------------------------------------
                                                               2005*    2006
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative -- Investor Class      5.43%    3.27%
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative -- Investor Class           8.08%    4.45%
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate -- Investor Class              11.71%    6.68%
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive -- Investor Class            13.61%    7.84%
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive -- Investor Class       15.81%    9.00%
--------------------------------------------------------------------------------
Russell 3000 Index                                            14.67%    5.14%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                           2.55%    1.46%
--------------------------------------------------------------------------------
* From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
5

One Choice Portfolios - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

The five American Century One Choice Portfolios posted positive returns for year ended July 31, 2006, mostly due to positive performances in domestic and international stock markets. Returns from international stocks--especially emerging markets--were the biggest contributors to the Portfolios' gains, while domestic bond market returns added only modestly to the Portfolios' returns. One
Choice Portfolio one-year returns ranged from 3.27% for One Choice: Very
Conservative, which is heavily weighted toward bonds, to 9.00% for One Choice:
Very Aggressive, which had roughly 96% of its assets in international and domestic stocks as of July 31, 2006.

Because of these Portfolios' broad exposure to a variety of asset classes and investment styles, a review of the economy and financial markets helps explain each Portfolio's return.

STOCK MARKET REVIEW

In spite of rising interest rates and spiraling fuel costs, U.S. corporations generally enjoyed strong earnings growth, helping most of the major indices post gains for the year. The large-cap Russell 1000 Index outperformed the small-cap
Russell 2000 Index, but both trailed the Russell Midcap Index. Investors favored value stocks, which outperformed growth stocks by a wide margin in large-, medium-, and small-cap arenas. For example, the Russell 1000 Growth Index returned -0.76%, while the Russell 1000 Value Index gained 11.59%.

MARKET INDEX TOTAL RETURNS AS OF JULY 31, 2006

--------------------------------------------------------------------------------
                                                              1 YEAR
--------------------------------------------------------------------------------
U.S. STOCKS
----------------------------------------------------
  Russell 1000 Index(1)                                        5.23%
--------------------------------------------------------------------------------
  Russell Midcap Index(1)                                      5.60%
--------------------------------------------------------------------------------
  Russell 2000 Index(1)                                        4.24%
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS
----------------------------------------------------
  MSCI EAFE Index                                             24.01%
--------------------------------------------------------------------------------
  MSCI Emerging Markets Index                                 28.82%
--------------------------------------------------------------------------------
U.S. FIXED INCOME
----------------------------------------------------
  Lehman Brothers U.S. Aggregate Index(1)                      1.46%
--------------------------------------------------------------------------------
  10-Year U.S. Treasury Note                                  -2.00%
--------------------------------------------------------------------------------
  90-Day U.S. Treasury Bill Index(1)                           4.16%
--------------------------------------------------------------------------------
INTERNATIONAL BONDS
----------------------------------------------------
  Citigroup Non-U.S. World Government Bond Index               1.57%
--------------------------------------------------------------------------------
(1) Data provided by Lipper Inc. -- A Reuters Company. ©2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(continued)

------
6

One Choice Portfolios - Portfolio Commentary

Foreign stock market returns were significantly higher than those of their U.S.
counterparts, with emerging market stocks offering the highest returns overall.
European stocks posted healthy returns, as companies were boosted by strong global demand. Japanese stocks did even better as the country's economy continued to improve.

BOND MARKET REVIEW

The broad U.S. bond market -- as represented by the Lehman Brothers U.S.
Aggregate Index -- managed a small positive total return as price declines were offset by coupon payments. Yields rose across the Treasury yield curve as the
Federal Reserve raised short-term interest rates eight times, moving the federal funds rate target from 3.25% to 5.25%. Yields rose more at the short end of the curve than the long end, "flattening" the curve, and even inverting it periodically. A yield-curve inversion occurs when shorter-maturity yields are higher than longer-maturity yields. Very short-term Treasurys, high-yield corporate securities, and mortgage-backed securities were among the best performers, while longer-term Treasurys had negative returns for the period.
Money market rates rose significantly as the Fed pushed interest rates higher.

Foreign bonds had flat to negative returns in local currency terms, but the dollar's weakness versus the euro and other major foreign currencies in the first half of 2006 pushed some returns for U.S. investors into positive territory. Japanese bond returns didn't get this boost in dollar terms, since the dollar rose 2% versus the yen during the year. But the dollar fell about 5%
versus the euro and around 6% versus the British pound for the year ended July
31, 2006.

PORTFOLIO STRATEGY

The One Choice Portfolios seek the highest total return consistent with their particular asset mix. Each Portfolio is a "fund of funds," which means it invests in other American Century mutual funds to achieve its investment objective and target asset allocation. The table on page 9 shows the specific underlying fund allocations for each One Choice Portfolio.

The neutral asset mix for each Portfolio (which generally represents its long-term asset allocation strategy) is given at the end of this discussion, on page 9. As of July 31, 2006, the Portfolios' asset allocations did not deviate significantly from their neutral asset mixes. Going forward, however, we may make adjustments to the asset mixes to take advantage of opportunities that we believe will help the  Portfolios better meet their  investment objectives.

Given the strong performance of international stocks, the higher-risk funds among the One Choice Portfolios' underlying funds offered the highest returns during the year. American Century Emerging Markets (37.96%) and American Century
International Growth (20.88%) were the top-performing funds among the One Choice
Portfolios' basket of mutual fund investments. American Century Large Company
Value (8.57%) was the top-performing domestic stock fund among the Portfolios'
basket of funds.

(continued)

------
7

One Choice Portfolios - Portfolio Commentary

As is typical with lower-risk, higher-quality investments, bond fund returns were more modest. American Century's Premium Money Market returned 4.10%, aided by rising short-term interest rates, helping the money market fund outperform the bond portfolios among the One Choice Portfolios' underlying investments.
American Century High-Yield (2.98%) and American Century International Bond
(2.61%) were the best performers among the Portfolios' bond funds, the first reflecting high-yield corporate bonds' relatively good performance for the period, and the second reflecting the dollar's weakness versus the euro and the
British pound.

The returns of each One Choice Portfolio were consistent with their respective asset mixes. Those with the highest allocations in foreign stocks--One Choice:
Very Aggressive and One Choice: Aggressive-- offered the strongest returns, while One Choice: Very Conservative, with the highest allocation in bonds and money market securities, offered the most modest returns.

TYPES OF INVESTMENTS IN PORTFOLIOS AS A % OF NET ASSETS AS OF JULY 31, 2006

-----------------------------------------------------------------------------------------
                             VERY                                                 VERY
                         CONSERVATIVE   CONSERVATIVE   MODERATE   AGGRESSIVE   AGGRESSIVE
-----------------------------------------------------------------------------------------
EQUITY
---------------
  Large Cap Value            12.1%          16.8%        14.2%       12.5%        15.9%
-----------------------------------------------------------------------------------------
  Large Cap Blend             5.0%           8.9%        15.9%       14.6%        17.9%
-----------------------------------------------------------------------------------------
  Large Cap Blend --
  International                 --           6.5%        10.5%       13.1%        16.2%
-----------------------------------------------------------------------------------------
  Large Cap Growth            2.9%           4.9%         8.4%       14.8%        18.2%
-----------------------------------------------------------------------------------------
  Large Cap Growth --
  International                 --             --         3.5%        6.1%         7.1%
-----------------------------------------------------------------------------------------
  Mid Cap Growth              1.9%           4.0%         7.1%       13.3%        16.2%
-----------------------------------------------------------------------------------------
  Small Cap Value             0.9%           1.4%         1.9%        2.2%         2.4%
-----------------------------------------------------------------------------------------
  Real Estate                 2.0%           2.0%         2.0%        2.0%         2.1%
-----------------------------------------------------------------------------------------
TOTAL EQUITY                 24.8%          44.5%        63.5%       78.6%        96.0%
-----------------------------------------------------------------------------------------
FIXED INCOME
---------------
  Investment Grade           39.1%          36.2%        23.8%       13.8%         1.0%
-----------------------------------------------------------------------------------------
  High-Yield                    --             --         2.5%        4.5%           --
-----------------------------------------------------------------------------------------
  International              11.1%           9.1%         4.1%        1.0%         1.0%
-----------------------------------------------------------------------------------------
TOTAL FIXED-INCOME           50.2%          45.3%        30.4%       19.3%         2.0%
-----------------------------------------------------------------------------------------
MONEY MARKET                 24.8%          10.0%         6.0%        2.0%         2.0%
-----------------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES               0.2%           0.2%         0.1%        0.1%        --(1)
-----------------------------------------------------------------------------------------
(1) Category is less than 0.05% of total net assets.

(continued)

------
8

One Choice Portfolios - Portfolio Commentary

NEUTRAL ASSET MIXES

An investment in the One Choice Portfolios entails some risks, including those associated with investing in stocks, bonds, and foreign securities. The value of the Portfolios' shares will fluctuate over time.

The neutral asset mix for ONE CHOICE PORTFOLIO: VERY CONSERVATIVE is 25% stocks,
50% bonds, and 25% cash equivalents. This Portfolio is expected to have the least short-term price volatility of the One Choice Portfolios.

The neutral asset mix for ONE CHOICE PORTFOLIO: CONSERVATIVE is 45% stocks, 45%
bonds, and 10% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: MODERATE is 64% stocks, 30%
bonds, and 6% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: AGGRESSIVE is 79% stocks, 19%
bonds, and 2% cash equivalents.

The neutral asset mix for ONE CHOICE PORTFOLIO: VERY AGGRESSIVE is 96% stocks,
2% bonds, and 2% cash equivalents.

UNDERLYING FUND ALLOCATIONS AS A % OF NET ASSETS AS OF JULY 31, 2006 -- INVESTOR
CLASS

-----------------------------------------------------------------------------------------
                             VERY                                                 VERY
                         CONSERVATIVE   CONSERVATIVE   MODERATE   AGGRESSIVE   AGGRESSIVE
-----------------------------------------------------------------------------------------
Equity Growth Fund           5.0%            8.9%        15.9%      14.6%         17.9%
-----------------------------------------------------------------------------------------
Growth Fund                  2.9%            4.9%         8.4%      14.8%         18.2%
-----------------------------------------------------------------------------------------
Large Company
Value Fund                   7.6%           10.5%         9.2%       8.2%         10.3%
-----------------------------------------------------------------------------------------
Real Estate Fund             2.0%            2.0%         2.0%       2.0%          2.1%
-----------------------------------------------------------------------------------------
Small Company Fund           0.9%            1.4%         1.9%       2.2%          2.4%
-----------------------------------------------------------------------------------------
Value Fund                   4.5%            6.3%         5.0%       4.3%          5.6%
-----------------------------------------------------------------------------------------
Vista Fund                   1.9%            4.0%         7.1%      13.3%         16.2%
-----------------------------------------------------------------------------------------
Emerging
Markets Fund                   --              --         3.5%       6.1%          7.1%
-----------------------------------------------------------------------------------------
International
Growth Fund                    --            6.5%        10.5%      13.1%         16.2%
-----------------------------------------------------------------------------------------
Diversified Bond Fund       39.1%           36.2%        23.8%      13.8%          1.0%
-----------------------------------------------------------------------------------------
High-Yield Fund                --              --         2.5%       4.5%            --
-----------------------------------------------------------------------------------------
International
Bond Fund                   11.1%            9.1%         4.1%       1.0%          1.0%
-----------------------------------------------------------------------------------------
Prime Money
Market Fund                 24.8%           10.0%         6.0%       2.0%          2.0%
-----------------------------------------------------------------------------------------
Other Assets
and Liabilities              0.2%            0.2%         0.1%       0.1%         --(1)
-----------------------------------------------------------------------------------------
(1) Category is less than 0.05% of total net assets.

------
9

One Choice Portfolios - Schedule of Investments

JULY 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 39.1%
--------------------------------------------------------------------------------
          788,890  Diversified Bond Fund
                   Investor Class                                $    7,762,678
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 24.8%
--------------------------------------------------------------------------------
        4,928,595  Prime Money Market Fund
                   Investor Class                                     4,928,595
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 24.8%
--------------------------------------------------------------------------------
           40,991  Equity Growth Fund
                   Investor Class                                       982,554
--------------------------------------------------------------------------------
           28,952  Growth Fund Investor Class                           581,935
--------------------------------------------------------------------------------
          218,520  Large Company Value
                   Fund Investor Class                                1,503,419
--------------------------------------------------------------------------------
           13,617  Real Estate Fund Investor Class                      399,931
--------------------------------------------------------------------------------
           19,521  Small Company Fund
                   Investor Class                                       187,987
--------------------------------------------------------------------------------
          124,597  Value Fund Investor Class                            895,852
--------------------------------------------------------------------------------
           23,366  Vista Fund Investor Class(2)                         372,220
--------------------------------------------------------------------------------
                                                                      4,923,898
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 11.1%
--------------------------------------------------------------------------------
          161,605  International Bond Fund
                   Investor Class                                     2,194,596
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $19,685,215)                                                   19,809,767
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                      42,369
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $   19,852,136
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 38.0%
--------------------------------------------------------------------------------
          410,926  Equity Growth Fund
                   Investor Class                               $    9,849,896
--------------------------------------------------------------------------------
          268,644  Growth Fund Investor Class                        5,399,744
--------------------------------------------------------------------------------
        1,703,728  Large Company Value Fund
                   Investor Class                                   11,721,650
--------------------------------------------------------------------------------
           75,911  Real Estate Fund Investor Class                   2,229,506
--------------------------------------------------------------------------------
          162,944  Small Company Fund
                   Investor Class                                    1,569,151
--------------------------------------------------------------------------------
          963,764  Value Fund Investor Class                         6,929,463
--------------------------------------------------------------------------------
          276,338  Vista Fund Investor Class(2)                      4,402,064
--------------------------------------------------------------------------------
                                                                    42,101,474
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 36.2%
--------------------------------------------------------------------------------
        4,061,092  Diversified Bond Fund
                   Investor Class                                   39,961,145
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 10.0%
--------------------------------------------------------------------------------
       10,993,126  Prime Money Market
                   Fund Investor Class                              10,993,126
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 9.1%
--------------------------------------------------------------------------------
          737,059  International Bond Fund
                   Investor Class                                   10,009,261
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 6.5%
--------------------------------------------------------------------------------
          653,301  International Growth Fund
                   Investor Class                                    7,147,113
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $108,704,001)                                                110,212,119
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                    172,197
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $ 110,384,316
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------
10

One Choice Portfolios - Schedule of Investments

JULY 31, 2006

Shares                                                               Value

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 49.5%
--------------------------------------------------------------------------------
        1,687,245  Equity Growth Fund
                   Investor Class                                $   40,443,263
--------------------------------------------------------------------------------
        1,055,431  Growth Fund Investor Class                        21,214,163
--------------------------------------------------------------------------------
        3,373,572  Large Company Value Fund
                   Investor Class                                    23,210,175
--------------------------------------------------------------------------------
          175,411  Real Estate Fund Investor Class                    5,151,821
--------------------------------------------------------------------------------
          501,537  Small Company Fund
                   Investor Class                                     4,829,801
--------------------------------------------------------------------------------
        1,781,053  Value Fund Investor Class                         12,805,771
--------------------------------------------------------------------------------
        1,126,585  Vista Fund Investor Class(2)                      17,946,499
--------------------------------------------------------------------------------
                                                                    125,601,493
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 26.3%
--------------------------------------------------------------------------------
        6,125,114  Diversified Bond Fund
                   Investor Class                                    60,271,122
--------------------------------------------------------------------------------
        1,015,623  High-Yield Fund Investor Class                     6,357,800
--------------------------------------------------------------------------------
                                                                     66,628,922
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 14.0%
--------------------------------------------------------------------------------
        1,068,723  Emerging Markets Fund
                   Investor Class                                     8,934,524
--------------------------------------------------------------------------------
        2,434,874  International Growth Fund
                   Investor Class                                    26,637,522
--------------------------------------------------------------------------------
                                                                     35,572,046
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 6.0%
--------------------------------------------------------------------------------
       15,237,051  Prime Money Market Fund
                   Investor Class                                    15,237,051
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 4.1%
--------------------------------------------------------------------------------
          757,510  International Bond Fund
                   Investor Class                                    10,286,986
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $246,987,487)                                                 253,326,498
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                     283,745
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $   253,610,243
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

Shares                                                              Value

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 59.4%
--------------------------------------------------------------------------------
        1,161,627  Equity Growth Fund
                   Investor Class                               $   27,844,199
--------------------------------------------------------------------------------
        1,414,558  Growth Fund Investor Class                       28,432,616
--------------------------------------------------------------------------------
        2,279,282  Large Company Value Fund
                   Investor Class                                   15,681,460
--------------------------------------------------------------------------------
          133,370  Real Estate Fund Investor Class                   3,917,077
--------------------------------------------------------------------------------
          428,074  Small Company Fund
                   Investor Class                                    4,122,353
--------------------------------------------------------------------------------
        1,150,600  Value Fund Investor Class                         8,272,814
--------------------------------------------------------------------------------
        1,594,954  Vista Fund Investor Class(2)                     25,407,617
--------------------------------------------------------------------------------
                                                                   113,678,136
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 19.2%
--------------------------------------------------------------------------------
        1,391,260  Emerging Markets Fund
                   Investor Class                                   11,630,934
--------------------------------------------------------------------------------
        2,288,519  International Growth Fund
                   Investor Class                                   25,036,397
--------------------------------------------------------------------------------
                                                                    36,667,331
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 18.3%
--------------------------------------------------------------------------------
        2,675,997  Diversified Bond Fund
                   Investor Class                                   26,331,810
--------------------------------------------------------------------------------
        1,390,222  High-Yield Fund Investor Class                    8,702,790
--------------------------------------------------------------------------------
                                                                    35,034,600
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.0%
--------------------------------------------------------------------------------
        3,862,210  Prime Money Market Fund
                   Investor Class                                    3,862,210
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
--------------------------------------------------------------------------------
          144,708  International Bond Fund
                   Investor Class                                    1,965,135
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $186,136,708)                                                191,207,412
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                    142,473
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                      $   191,349,885
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

(continued)

------
11

One Choice Portfolios - Schedule of Investments

JULY 31, 2006

Shares                                                               Value

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS - 72.7%
--------------------------------------------------------------------------------
          576,860  Equity Growth Fund
                   Investor Class                                $   13,827,334
--------------------------------------------------------------------------------
          697,982  Growth Fund Investor Class                        14,029,437
--------------------------------------------------------------------------------
        1,156,008  Large Company Value Fund
                   Investor Class                                     7,953,335
--------------------------------------------------------------------------------
           54,124  Real Estate Fund Investor Class                    1,589,622
--------------------------------------------------------------------------------
          192,812  Small Company Fund
                   Investor Class                                     1,856,780
--------------------------------------------------------------------------------
          604,033  Value Fund Investor Class                          4,342,997
--------------------------------------------------------------------------------
          784,706  Vista Fund Investor Class(2)                      12,500,367
--------------------------------------------------------------------------------
                                                                     56,099,872
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 23.3%
--------------------------------------------------------------------------------
          658,305  Emerging Markets Fund
                   Investor Class                                     5,503,430
--------------------------------------------------------------------------------
        1,142,021  International Growth Fund
                   Investor Class                                    12,493,710
--------------------------------------------------------------------------------
                                                                     17,997,140
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.0%
--------------------------------------------------------------------------------
        1,567,786  Prime Money Market Fund
                   Investor Class                                     1,567,786
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
--------------------------------------------------------------------------------
           58,738  International Bond Fund
                   Investor Class                                       797,662
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 1.0%
--------------------------------------------------------------------------------
           80,339  Diversified Bond Fund
                   Investor Class                                       790,536
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $74,566,034)                                                   77,252,996
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                           8,653
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                    $       77,261,649
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 4 in Notes to Financial Statements.)

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1)fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypo-

(continued)

------
13

Shareholder Fee Examples (Unaudited)

thetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
                                                                              EFFECTIVE
                       BEGINNING    ENDING    EXPENSES PAID                 EXPENSES PAID     EFFECTIVE
                        ACCOUNT    ACCOUNT   DURING PERIOD(1)  ANNUALIZED  DURING PERIOD(2)  ANNUALIZED
                          VALUE     VALUE       2/1/06 -        EXPENSE       2/1/06 -         EXPENSE
                         2/1/06    7/31/06       7/31/06        RATIO(1)       7/31/06         RATIO(2)
-------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE -- INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------
 Actual                  $1,000   $1,012.70       $0.00        0.00%(3)         $3.49          0.70%
-------------------------------------------------------------------------------------------------------
 Hypothetical            $1,000   $1,024.79       $0.00        0.00%(3)         $3.51          0.70%
-------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE -- INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------
 Actual                  $1,000   $1,006.80       $0.00        0.00%(3)         $3.88          0.78%
-------------------------------------------------------------------------------------------------------
 Hypothetical            $1,000   $1,024.79       $0.00        0.00%(3)         $3.92          0.78%
-------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE -- INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------
 Actual                  $1,000   $1,001.10       $0.00        0.00%(3)         $4.32          0.87%
-------------------------------------------------------------------------------------------------------
 Hypothetical            $1,000   $1,024.79       $0.00        0.00%(3)         $4.37          0.87%
-------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE -- INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------
 Actual                  $1,000     $990.00       $0.00        0.00%(3)         $4.74          0.96%
-------------------------------------------------------------------------------------------------------
 Hypothetical            $1,000   $1,024.79       $0.00        0.00%(3)         $4.82          0.96%
-------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE -- INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------------
 Actual                  $1,000     $986.30       $0.00        0.00%(3)         $4.97          1.01%
-------------------------------------------------------------------------------------------------------
 Hypothetical            $1,000   $1,024.79       $0.00        0.00%(3)         $5.07          1.01%
-------------------------------------------------------------------------------------------------------
(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------
14

Statement of Assets and Liabilities

JULY 31, 2006

--------------------------------------------------------------------------------
                                  VERY
                              CONSERVATIVE     CONSERVATIVE         MODERATE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities
in affiliates, at value
(cost of $19,685,215,
$108,704,001 and
$246,987,487,
respectively)                 $19,809,767      $110,212,119        $253,326,498
----------------------------
Cash                                   72               125                  --
----------------------------
Receivable for capital
shares sold                            --                --                 215
----------------------------
Distributions receivable
from affiliates                    42,297           172,072             291,242
--------------------------------------------------------------------------------
                               19,852,136       110,384,316         253,617,955
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                 --                --               7,712
--------------------------------------------------------------------------------
NET ASSETS                    $19,852,136      $110,384,316        $253,610,243
================================================================================
INVESTOR CLASS CAPITAL
SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                     1,940,716        10,350,849          22,365,154
================================================================================
NET ASSET VALUE PER SHARE          $10.23            $10.66              $11.34
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)              $19,731,823      $108,433,495        $245,868,323
----------------------------
Undistributed net
investment income                  62,169           253,880             433,976
----------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions        (66,408)          188,823             968,933
----------------------------
Net unrealized appreciation
on investments                    124,552         1,508,118           6,339,011
--------------------------------------------------------------------------------
                              $19,852,136      $110,384,316        $253,610,243
================================================================================

See Notes to Financial Statements.

(continued)

------
15

Statement of Assets and Liabilities

JULY 31, 2006

--------------------------------------------------------------------------------
                                                                      VERY
                                                    AGGRESSIVE     AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities in affiliates,
at value (cost of $186,136,708 and
$74,566,034, respectively)                         $191,207,412   $77,252,996
------------------------------------------------
Cash                                                         --            82
------------------------------------------------
Distributions receivable from affiliates                151,309         8,571
--------------------------------------------------------------------------------
                                                    191,358,721    77,261,649
================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash            8,836           --
--------------------------------------------------------------------------------
NET ASSETS                                         $191,349,885   $77,261,649
================================================================================
INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Outstanding                                          16,168,185     6,318,794
================================================================================
NET ASSET VALUE PER SHARE                                $11.83        $12.23
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)            $184,405,816   $74,148,606
------------------------------------------------
Undistributed net investment income                   1,083,618       203,962
------------------------------------------------
Undistributed net realized gain
on investment transactions                              789,747       222,119
------------------------------------------------
Net unrealized appreciation on investments            5,070,704     2,686,962
--------------------------------------------------------------------------------
                                                   $191,349,885   $77,261,649
================================================================================

See Notes to Financial Statements.

------
16

Statement of Operations

FOR THE YEAR ENDED JULY 31, 2006

--------------------------------------------------------------------------------
                                     VERY
                                 CONSERVATIVE      CONSERVATIVE        MODERATE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------
Income distributions from
underlying funds - affiliates     $482,764         $2,294,403        $4,957,531
--------------------------------------------------------------------------------
EXPENSES:
------------------------------
Directors' fees and expenses           198              1,046             2,408
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)       482,566          2,293,357         4,955,123
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------
Sale of investments
in underlying funds               (101,017)          (208,684)         (302,518)
------------------------------
Capital gain distributions
received from underlying funds      68,464            450,278         1,318,501
--------------------------------------------------------------------------------
                                   (32,553)           241,594         1,015,983
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS                      10,991            639,449         3,109,672
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)             (21,562)           881,043         4,125,655
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                   $461,004         $3,174,400        $9,080,778
================================================================================

See Notes to Financial Statements.

(continued)

-----
17

Statement of Operations

FOR THE YEAR ENDED JULY 31, 2006

--------------------------------------------------------------------------------
                                                                      VERY
                                                      AGGRESSIVE   AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------
Income distributions from underlying
funds - affiliates                                    $3,223,983   $1,031,924
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------
Directors' fees and expenses                               1,745          720
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                           3,222,238    1,031,204
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Sale of investments in underlying funds                 (199,769)    (225,106)
---------------------------------------------
Capital gain distributions received from
underlying funds                                       1,021,314      478,223
--------------------------------------------------------------------------------
                                                         821,545      253,117
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                          2,197,038    1,333,630
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                3,018,583    1,568,747
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $6,240,821   $2,617,951
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005

----------------------------------------------------------------------------------------
                                      VERY CONSERVATIVE               CONSERVATIVE
----------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                       2006          2005(1)         2006          2005(1)
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment income (loss)     $   482,566   $   128,039    $ 2,293,357   $   446,428
-------------------------------
Net realized gain (loss)             (32,553)      (21,506)       241,594         1,314
-------------------------------
Change in net unrealized
appreciation (depreciation)           10,991       113,561        639,449       868,669
----------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                      461,004       220,094      3,174,400     1,316,411
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
From net investment income          (445,170)     (103,266)    (2,121,359)     (364,546)
-------------------------------
From net realized gains              (12,349)           --        (54,085)           --
----------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (457,519)     (103,266)    (2,175,444)     (364,546)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------
Proceeds from shares sold         15,527,335    12,311,886     85,607,594    47,353,379
-------------------------------
Proceeds from reinvestment
of distributions                     438,945       101,931      2,099,406       357,741
-------------------------------
Payments for shares redeemed      (6,249,815)   (2,398,459)   (21,504,844)   (5,479,781)
----------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions         9,716,465    10,015,358     66,202,156    42,231,339
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                      9,719,950    10,132,186     67,201,112    43,183,204
----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period               10,132,186            --     43,183,204            --
----------------------------------------------------------------------------------------
End of period                    $19,852,136   $10,132,186   $110,384,316   $43,183,204
========================================================================================
Undistributed net
investment income                    $62,169       $24,773       $253,880       $81,882
========================================================================================
TRANSACTIONS IN SHARES
OF THE FUND
----------------------------------------------------------------------------------------
Sold                               1,524,331     1,212,135      8,083,889     4,591,865
-------------------------------
Issued in reinvestment
of distributions                      43,390        10,054        200,128        34,607
-------------------------------
Redeemed                            (613,143)     (236,051)    (2,030,348)     (529,292)
----------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                954,578       986,138      6,253,669     4,097,180
========================================================================================
(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------
19

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005

--------------------------------------------------------------------------------
                                          MODERATE                     AGGRESSIVE
----------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                        2006          2005(1)         2006          2005(1)
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment income (loss)    $  4,955,123   $   726,877    $ 3,222,238   $   371,007
-------------------------------
Net realized gain (loss)           1,015,983        38,414        821,545        28,692
-------------------------------
Change in net unrealized
appreciation (depreciation)        3,109,672     3,229,339      2,197,038     2,873,666
----------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                    9,080,778     3,994,630      6,240,821     3,273,365
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
From net investment income        (4,656,349)     (591,675)    (2,399,441)     (110,186)
-------------------------------
From net realized gains              (85,464)           --        (60,490)           --
----------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (4,741,813)     (591,675)    (2,459,931)     (110,186)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------
Proceeds from shares sold        184,059,502   100,255,773    145,803,669    66,267,797
-------------------------------
Proceeds from reinvestment
of distributions                   4,577,903       569,483      2,416,686       109,534
-------------------------------
Payments for shares redeemed     (36,678,759)   (6,915,579)   (25,274,500)   (4,917,370)
----------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions       151,958,646    93,909,677    122,945,855    61,459,961
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                    156,297,611    97,312,632    126,726,745    64,623,140
----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period               97,312,632            --     64,623,140            --
----------------------------------------------------------------------------------------
End of period                   $253,610,243   $97,312,632   $191,349,885   $64,623,140
========================================================================================
Undistributed net
investment income                   $433,976      $135,202     $1,083,618      $260,821
========================================================================================
TRANSACTIONS IN SHARES
OF THE FUND
----------------------------------------------------------------------------------------
Sold                              16,339,558     9,472,568     12,363,087     6,188,212
-------------------------------
Issued in reinvestment
of distributions                     413,171        53,589        210,696        10,324
-------------------------------
Redeemed                          (3,261,353)     (652,379)    (2,147,138)     (456,996)
----------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund             13,491,376     8,873,778     10,426,645     5,741,540
========================================================================================
(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

(continued)

------
20

Statement of Changes in Net Assets

YEAR ENDED JULY 31, 2006 AND PERIOD ENDED JULY 31, 2005

--------------------------------------------------------------------------------
                                                         VERY AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006         2005(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                       $  1,031,204   $     84,733
------------------------------------------------
Net realized gain (loss)                                253,117         (4,586)
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                           1,333,630      1,353,332
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             2,617,951      1,433,479
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                             (877,225)       (34,750)
------------------------------------------------
From net realized gains                                 (26,412)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions              (903,637)       (34,750)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            62,885,135     27,501,415
------------------------------------------------
Proceeds from reinvestment of distributions             882,423         34,434
------------------------------------------------
Payments for shares redeemed                        (13,869,437)    (3,285,364)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      49,898,121     24,250,485
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                51,612,435     25,649,214
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  25,649,214             --
--------------------------------------------------------------------------------
End of period                                       $77,261,649    $25,649,214
================================================================================
Undistributed net investment income                    $203,962        $49,983
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                  5,154,430      2,531,600
----------------------------------------------------------
Issued in reinvestment of distributions                  74,592          3,203
----------------------------------------------------------
Redeemed                                             (1,143,694)      (301,337)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund         4,085,328      2,233,466
================================================================================
(1) September 30, 2004 (fund inception) through July 31, 2005.

See Notes to Financial Statements.

------
21

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning that substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets).
A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies.
If the underlying funds determine that the market price of a security is not readily available, or that the specific valuation methods do not reflect the security's fair value, such secu-

(continued)

------
22

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

rity is valued at its fair value as determined by, or in accordance with procedures adopted by, the underlying funds' Board of Directors/Trustees or its designee if such fair value determination would materially impact an underlying fund's net asset value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment
Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2006, were as follows:

--------------------------------------------------------------------------------
                 VERY                                                   VERY
             CONSERVATIVE  CONSERVATIVE     MODERATE     AGGRESSIVE  AGGRESSIVE
--------------------------------------------------------------------------------
Purchases    $14,196,582    $72,551,335  $164,029,183  $132,015,241  $54,794,939
--------------------------------------------------------------------------------
Proceeds
from sales    $4,411,774     $5,897,596   $10,722,006    $7,356,533   $4,296,112
--------------------------------------------------------------------------------

(continued)

------
23

Notes to Financial Statements

JULY 31, 2006

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2006, the funds did not own a significant percentage of total outstanding shares of the underlying funds. A summary of transactions for each underlying fund during the year ended July 31, 2006 follows:

----------------------------------------------------------------------------------------------------
                   JULY 31, 2005                        REALIZED                  JULY 31, 2006
FUND/                  SHARE     PURCHASE     SALES       GAIN    DISTRIBUTIONS  SHARE      MARKET
UNDERLYING FUND       BALANCE      COST        COST      (LOSS)    RECEIVED(1)  BALANCE      VALUE
----------------------------------------------------------------------------------------------------
VERY
CONSERVATIVE
----------------------------------------------------------------------------------------------------
Diversified
Bond Fund
Investor Class       391,418  $ 5,556,747  $1,664,515  $ (44,338)  $227,506    788,890  $ 7,762,678
------------------
Prime Money
Market Fund
Investor Class     2,516,885    3,371,234     959,524         --    130,976  4,928,595    4,928,595
------------------
Equity
Growth Fund
Investor Class        22,761      669,548     243,505     (3,100)     9,603     40,991      982,554
------------------
Growth Fund
Investor Class        11,903      546,427     202,907     (4,406)     1,261     28,952      581,935
------------------
Large Company
Value Fund
Investor Class       124,165    1,049,151     422,300     (3,849)    39,882    218,520    1,503,419
------------------
Real Estate Fund
Investor Class         8,158      265,560     114,828     (1,199)    32,021     13,617      399,931
------------------
Small
Company Fund
Investor Class         9,958      141,302      45,928     (1,385)    11,645     19,521      187,987
------------------
Value Fund
Investor Class        67,880      655,676     259,275    (10,089)    64,677    124,597      895,852
------------------
Vista Fund
Investor Class(2)     12,240      342,361     167,041     (4,327)        --     23,366      372,220
------------------
International
Bond Fund
Investor Class        72,312    1,598,576     432,968    (28,324)    33,657    161,605    2,194,596
----------------------------------------------------------------------------------------------------
                              $14,196,582  $4,512,791  $(101,017)  $551,228             $19,809,767
====================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
24

Notes to Financial Statements

JULY 31, 2006

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------
                   JULY 31, 2005                        REALIZED                     JULY 31, 2006
FUND/                  SHARE     PURCHASE     SALES       GAIN    DISTRIBUTIONS   SHARE       MARKET
UNDERLYING FUND       BALANCE      COST        COST      (LOSS)    RECEIVED(1)   BALANCE       VALUE
---------------------------------------------------------------------------------------------------------
CONSERVATIVE
---------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class       173,586   $ 6,181,914   $  582,631  $  (6,615)  $   93,685     410,926  $  9,849,896
------------------
Growth Fund
Investor Class        99,540     4,230,245      788,346    (32,093)      12,886     268,644     5,399,744
------------------
Large Company
Value Fund
Investor Class       723,578     7,449,015      909,087     (9,395)     291,652   1,703,728    11,721,650
------------------
Real Estate Fund
Investor Class        34,730     1,368,256      241,109     (3,865)     165,701      75,911     2,229,506
------------------
Small
Company Fund
Investor Class        63,454     1,102,411       80,511     (2,451)      90,520     162,944     1,569,151
------------------
Value Fund
Investor Class       388,674     4,605,668      505,689    (46,354)     452,969     963,764     6,929,463
------------------
Vista Fund
Investor Class(2)    125,808     3,216,689      829,943    (47,805)          --     276,338     4,402,064
------------------
Diversified
Bond Fund
Investor Class     1,527,420    26,208,358    1,103,878    (47,333)   1,130,922   4,061,092    39,961,145
------------------
Prime Money
Market Fund
Investor Class     4,247,877     6,995,014      249,765         --      284,880  10,993,126    10,993,126
------------------
International
Bond Fund
Investor Class       246,436     6,728,980      198,817    (20,185)     149,860     737,059    10,009,261
------------------
International
Growth Fund
Investor Class       283,278     4,464,785      616,504      7,412       71,606     653,301     7,147,113
---------------------------------------------------------------------------------------------------------
                               $72,551,335   $6,106,280  $(208,684)  $2,744,681              $110,212,119
=========================================================================================================
MODERATE
---------------------------------------------------------------------------------------------------------
Equity
Growth Fund
Investor Class       685,502  $ 24,617,948  $   882,078  $ (23,835)  $  372,132   1,687,245  $ 40,443,263
------------------
Growth Fund
Investor Class       381,958    14,640,562      788,889    (41,578)      46,932   1,055,431    21,214,163
------------------
Large Company
Value Fund
Investor Class     1,386,210    14,426,101    1,152,760     (6,918)     552,280   3,373,572    23,210,175
------------------
Real Estate Fund
Investor Class        77,163     3,036,177      346,982     (3,419)     359,667     175,411     5,151,821
------------------
Small
Company Fund
Investor Class       187,605     3,325,430       78,364     (6,775)     260,309     501,537     4,829,801
------------------
Value Fund
Investor Class       700,896     8,476,462      782,997    (67,024)     791,111   1,781,053    12,805,771
------------------
Vista Fund
Investor Class(2)    474,302    11,823,002    1,221,897    (92,383)          --   1,126,585    17,946,499
------------------
Diversified
Bond Fund
Investor Class     2,193,900    39,757,407      766,570    (31,484)   1,673,997   6,125,114    60,271,122
------------------
High-Yield Fund
Investor Class       433,575     4,812,944    1,156,531    (65,590)     323,555   1,015,623     6,357,800
------------------
Emerging
Markets Fund
Investor Class       567,697     6,095,204    2,029,644    126,363    1,111,208   1,068,723     8,934,524
------------------
International
Growth Fund
Investor Class     1,050,840    15,959,554    1,507,959    (76,582)     257,879   2,434,874    26,637,522
------------------
Prime Money
Market Fund
Investor Class     5,669,078     9,756,973      189,000         --      393,149  15,237,051    15,237,051
------------------
International
Bond Fund
Investor Class       218,795     7,301,419      120,854    (13,294)     133,813     757,510    10,286,986
---------------------------------------------------------------------------------------------------------
                              $164,029,183  $11,024,525  $(302,519)  $6,276,032              $253,326,498
=========================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
25

Notes to Financial Statements

JULY 31, 2006

4. AFFILIATED COMPANY TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------------
                   JULY 31, 2005                        REALIZED                     JULY 31, 2006
FUND/                  SHARE     PURCHASE     SALES       GAIN    DISTRIBUTIONS   SHARE       MARKET
UNDERLYING FUND       BALANCE      COST        COST      (LOSS)    RECEIVED(1)   BALANCE       VALUE
---------------------------------------------------------------------------------------------------------
AGGRESSIVE
---------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class       408,491  $ 18,285,781  $  380,772  $ (12,633)  $  241,923  1,161,627  $ 27,844,199
------------------
Growth Fund
Investor Class       458,526    20,397,536     640,361    (31,388)      58,642  1,414,558    28,432,616
------------------
Large Company
Value Fund
Investor Class       815,588    10,184,746     388,694       (273)     348,301  2,279,282    15,681,460
------------------
Real Estate Fund
Investor Class        50,678     2,476,688     213,020       (824)     250,042    133,370     3,917,077
------------------
Small Company Fund
Investor Class       138,854     3,030,807      10,410       (461)     202,351    428,074     4,122,353
------------------
Value Fund
Investor Class       397,845     5,751,888     369,803    (32,234)     469,937  1,150,600     8,272,814
------------------
Vista Fund
Investor Class(2)    592,325    17,748,808   1,250,031    (62,169)          --  1,594,954    25,407,617
------------------
Emerging
Markets Fund
Investor Class       606,944     8,074,974   1,651,689     87,945    1,248,040  1,391,260    11,630,934
------------------
International
Growth Fund
Investor Class       863,460    16,160,820   1,173,732    (76,480)     222,241  2,288,519    25,036,397
------------------
Diversified
Bond Fund
Investor Class       847,859    18,287,041     145,186     (7,171)     709,272  2,675,997    26,331,810
------------------
High-Yield Fund
Investor Class       475,460     6,735,252     953,725    (55,644)     397,781  1,390,222     8,702,790
------------------
Prime Money
Market Fund
Investor Class     1,242,908     2,683,547      64,245         --       96,767  3,862,210     3,862,210
------------------
International
Bond Fund
Investor Class         3,550     2,197,353     314,634     (8,437)          --    144,708     1,965,135
---------------------------------------------------------------------------------------------------------
                              $132,015,241  $7,556,302  $(199,769)  $4,245,297             $191,207,412
=========================================================================================================
VERY AGGRESSIVE
---------------------------------------------------------------------------------------------------------
Equity Growth Fund
Investor Class       197,296   $ 9,560,294  $  534,987  $ (22,438)  $  120,888    576,860   $13,827,334
------------------
Growth Fund
Investor Class       222,764    10,435,204     597,041    (33,715)      28,733    697,982    14,029,437
------------------
Large Company
Value Fund
Investor Class       397,942     5,262,888     195,876     (8,070)     175,240  1,156,008     7,953,335
------------------
Real Estate Fund
Investor Class        20,073     1,034,678     106,778     (1,401)     100,118     54,124     1,589,622
------------------
Small Company Fund
Investor Class        60,748     1,434,328      54,155     (5,672)      89,714    192,812     1,856,780
------------------
Value Fund
Investor Class       198,919     3,036,379     133,888    (14,503)     239,553    604,033     4,342,997
------------------
Vista Fund
Investor Class(2)    282,778     8,990,163     723,688    (67,746)          --    784,706    12,500,367
------------------
Emerging
Markets Fund
Investor Class       275,063     3,924,831     795,434     13,656      572,961    658,305     5,503,430
------------------
International
Growth Fund
Investor Class       421,740     8,316,870     749,070    (60,712)     109,899  1,142,021    12,493,710
------------------
Prime Money
Market Fund
Investor Class       490,724     1,140,979      63,917         --       39,916  1,567,786     1,567,786
------------------
International
Bond Fund
Investor Class         1,119       899,740     131,212     (2,938)          --     58,738       797,662
------------------
Diversified
Bond Fund
Investor Class        46,535       758,585     435,172    (21,567)      33,125     80,339       790,536
---------------------------------------------------------------------------------------------------------
                               $54,794,939  $4,521,218  $(225,106)  $1,510,147              $77,252,996
=========================================================================================================
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

(continued)

------
26

Notes to Financial Statements

JULY 31, 2006

5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended July 31, 2006 and period from September 30, 2004 (fund inception) through July 31, 2005 were as follows:

--------------------------------------------------------------------------------
                             VERY CONSERVATIVE                 CONSERVATIVE
--------------------------------------------------------------------------------
                            2006         2005               2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $445,170    $103,266          $2,121,359    $364,546
--------------------------------------------------------------------------------
Long-term capital gains     $12,349          --             $54,085          --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  MODERATE                      AGGRESSIVE
--------------------------------------------------------------------------------
                            2006         2005               2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income          $4,656,349    $591,675          $2,399,441    $110,186
--------------------------------------------------------------------------------
Long-term capital gains     $85,464          --             $60,490          --
--------------------------------------------------------------------------------
-----------------------------------------------------
                              VERY AGGRESSIVE
-----------------------------------------------------
                            2006         2005
-----------------------------------------------------
DISTRIBUTIONS PAID FROM
-----------------------------------------------------
Ordinary income            $877,225     $34,750
-----------------------------------------------------
Long-term capital gains     $26,412          --
-----------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                           VERY                                                    VERY
                       CONSERVATIVE  CONSERVATIVE     MODERATE    AGGRESSIVE    AGGRESSIVE
-------------------------------------------------------------------------------------------
Federal tax
cost of investments    $19,818,725   $108,980,287  $247,487,964  $186,456,455  $74,826,644
===========================================================================================
Gross tax
appreciation of
investments               $219,385     $2,293,456    $7,702,141    $6,035,038   $2,751,000
---------------------
Gross tax
depreciation of
investments               (228,343)    (1,061,624)   (1,863,607)   (1,284,081)    (324,648)
-------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments           $  (8,958)    $1,231,832    $5,838,534    $4,750,957   $2,426,352
===========================================================================================
Undistributed
ordinary income            $77,553       $271,863    $  600,064    $1,178,746     $223,476
---------------------
Accumulated
long-term gains            $51,718       $447,126    $1,303,322    $1,014,366     $463,215
-------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
27

Notes to Financial Statements

JULY 31, 2006

6. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to each fund, and is not in a position at this time to estimate the significance of its impact, if any, on each fund's financial statements.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended
July 31, 2006, as follows:

--------------------------------------------------------------------------------
 VERY CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    VERY AGGRESSIVE
--------------------------------------------------------------------------------
      $12,349            $54,085       $85,464      $60,490         $26,412
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the year ended July 31,
2006, as follows:

--------------------------------------------------------------------------------
 VERY CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    VERY AGGRESSIVE
--------------------------------------------------------------------------------
      $44,991           $344,353      $813,453     $540,536        $266,865
--------------------------------------------------------------------------------

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended July 31, 2006, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
 VERY CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    VERY AGGRESSIVE
--------------------------------------------------------------------------------
      $43,562           $337,908      $769,161     $510,107        $253,350
--------------------------------------------------------------------------------

------
28

One Choice Portfolio: Very Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006         2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.27         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(2)                        0.37           0.25
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)               (0.04)          0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.33           0.54
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                            (0.36)         (0.27)
--------------------------------------------
  From Net Realized Gains                               (0.01)            --
--------------------------------------------------------------------------------
  Total Distributions                                   (0.37)         (0.27)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.23         $10.27
================================================================================
  TOTAL RETURN(3)                                       3.27%          5.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(4)                                   0.00%        0.00%(5)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                            3.67%        3.00%(5)
--------------------------------------------
Portfolio Turnover Rate                                   34%            38%
--------------------------------------------
Net Assets, End of Period (in thousands)              $19,852        $10,132
--------------------------------------------------------------------------------
(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
29

One Choice Portfolio: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006         2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.54         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(2)                        0.34           0.22
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                0.12           0.58
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.46           0.80
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                            (0.33)         (0.26)
--------------------------------------------
  From Net Realized Gains                               (0.01)            --
--------------------------------------------------------------------------------
  Total Distributions                                   (0.34)         (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.66         $10.54
================================================================================
  TOTAL RETURN(3)                                       4.45%          8.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(4)                                   0.00%        0.00%(5)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                            3.23%        2.63%(5)
--------------------------------------------
Portfolio Turnover Rate                                    8%            12%
--------------------------------------------
Net Assets, End of Period (in thousands)             $110,384        $43,183
--------------------------------------------------------------------------------
(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
30

One Choice Portfolio: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006         2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.97         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(2)                        0.34           0.17
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                0.38           0.99
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.72           1.16
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                            (0.34)         (0.19)
--------------------------------------------
  From Net Realized Gains                               (0.01)            --
--------------------------------------------------------------------------------
  Total Distributions                                   (0.35)         (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.34         $10.97
================================================================================
  TOTAL RETURN(3)                                       6.68%         11.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(4)                                   0.00%        0.00%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                   3.02%        1.98%(5)
--------------------------------------------
Portfolio Turnover Rate                                    7%             3%
--------------------------------------------
Net Assets, End of Period (in thousands)             $253,610        $97,313
--------------------------------------------------------------------------------
(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                        2006          2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $11.26         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(2)                        0.31           0.14
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                0.56           1.22
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.87           1.36
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                            (0.29)         (0.10)
--------------------------------------------
  From Net Realized Gains                               (0.01)            --
--------------------------------------------------------------------------------
  Total Distributions                                   (0.30)         (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.83         $11.26
================================================================================
  TOTAL RETURN(3)                                       7.84%         13.61%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(4)                                   0.00%        0.00%(5)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                            2.68%        1.52%(5)
--------------------------------------------
Portfolio Turnover Rate                                    6%             3%
--------------------------------------------
Net Assets, End of Period (in thousands)             $191,350        $64,623
--------------------------------------------------------------------------------
(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
32

One Choice Portfolio: Very Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                               2006    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.48     $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(2)                            0.25       0.08
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.78       1.49
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.03       1.57
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                                (0.27)     (0.09)
--------------------------------------------
  From Net Realized Gains                                   (0.01)        --
--------------------------------------------------------------------------------
  Total Distributions                                       (0.28)     (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $12.23     $11.48
================================================================================
  TOTAL RETURN(3)                                           9.00%     15.81%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(4)                                       0.00%    0.00%(5)
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                                2.08%    0.84%(5)
--------------------------------------------
Portfolio Turnover Rate                                        9%         8%
--------------------------------------------
Net Assets, End of Period (in thousands)                  $77,262    $25,649
--------------------------------------------------------------------------------
(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------
33

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One
Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice
Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive, (the "Funds"),
five of the mutual funds comprising American Century Asset Allocation
Portfolios, Inc., as of July 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period September 30, 2004
(fund inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Funds as of July 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and the period September 30, 2004 (fund inception) through July
31, 2005, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 12, 2006

------
34

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company  of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
35

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment  Properties Trust
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other  ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
36

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries;
President, ACIM, ACGIM and other ACC subsidiaries; Executive Vice President,
ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer(1), Senior Vice President,
Treasurer, and Chief Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present); Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
(1) Effective August 1, 2006.

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
37

Approval of Management Agreement for One Choice Portfolios

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning the One Choice Portfolio: Very Conservative, One Choice
Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio:
Aggressive, One Choice Portfolio: Very Aggressive (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, share-holder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the

(continued)

------
38

Approval of Management Agreement for One Choice Portfolios

information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quar-

(continued)

------
39

Approval of Management Agreement for One Choice Portfolios

terly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance information presented to the Directors showed that the funds' performance was slightly below their benchmark for both the one year and since inception periods. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the management agreement.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to

(continued)

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40

Approval of Management Agreement for One Choice Portfolios

measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds.
The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the underlying funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the portion of the expenses incurred by the underlying funds to the total expense ratio of other funds in the fund's peer group. The expenses of One Choice Portfolio:
Moderate, One Choice Portfolio: Conservative, and One Choice Portfolio: Very
Conservative were below the median of the total expense ratios of their peer groups. The expenses of One Choice Portfolios: Very Aggressive and One Choice
Portfolios: Aggressive were equal to the median of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the

(continued)

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41

Approval of Management Agreement for One Choice Portfolios

advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds.
The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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42

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
43

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. The
MSCI EM (Emerging Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

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44

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

0609
SH-ANN-51158N

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation  Portfolios,  Inc.'s
     Annual Certified  Shareholder Report on Form N-CSR, File No. 811-21591,  on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   D.D.  (Del)  Hock,  Donald  H.  Pratt  and  Thomas  A.  Brown  are  the
         registrant's  designated audit committee  financial  experts.  They are
         "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2005:  $57,990
         FY 2006:  $69,670

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $13,970
         FY 2006:  $15,000

         These  services  included  review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2005:  $167,076
         FY 2006:  $179,156

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/   William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    September 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    September 29, 2006

By:      /s/   Robert J. Leach
         -----------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    September 29, 2006